UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

Principal Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—103.9%
New Jersey—70.9%
$40,000	Atlantic City, NJ GO1	5.000%	12/01/2024	$31,966

370,000	Bayonne, NJ Parking Authority[1]	5.000	06/15/2027	370,614

6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	7,389,475

10,000	Bergen County, NJ HDC[1]	6.750	10/01/2018	10,040

35,000	Bergen County, NJ Improvement Authority (Community Action Program)[1]	5.250	12/01/2034	35,126

25,000	Camden County, NJ Improvement Authority	5.000	09/01/2018	25,100

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2034	1,070,280

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2033	1,073,200

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	1,067,370

1,665,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2024	1,703,511

2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2031	2,139,040

3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2039	3,033,240

60,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2017	60,212

3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2044	3,018,180

175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2018	179,116

175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2022	179,025

395,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.000	01/01/2025	403,666

155,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125	04/01/2029	155,146

250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	278,510

20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,050

105,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	105,203

1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,137,300

2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	3,072,260

1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2035	1,641,090

1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,358,887

2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2032	1,910,122

1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125	01/01/2037	829,092

500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2020	458,250

20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	20,076

20,000	Mount Holly, NJ Municipal Utilities Authority	5.000	12/01/2016	20,082

25,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	25,063

605,000	New Brunswick, NJ Parking Authority	5.000	09/01/2029	680,056

445,000	New Brunswick, NJ Parking Authority	5.000	09/01/2027	505,115

1  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New Jersey (Continued)

$2,000,000	Newark, NJ GO1	5.000%	07/15/2029	$2,113,280

430,000	Newark, NJ GO1	5.000	07/15/2029	454,355

50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400	01/20/2034	50,100

315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000	01/01/2032	358,287

2,875,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750	12/01/2038	3,382,495

750,000	NJ EDA	5.000	06/15/2029	785,677

2,095,000	NJ EDA	5.000	06/15/2028	2,203,772

3,000,000	NJ EDA[1]	5.000	06/15/2035	3,085,260

3,000,000	NJ EDA[1]	5.000	06/15/2036	3,078,240

25,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500	07/01/2028	21,355

410,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500	07/01/2018	404,580

3,100,000	NJ EDA (Cranes Mill)[1]	5.100	06/01/2027	3,113,950

130,000	NJ EDA (Dept. of Human Services)[1]	6.250	07/01/2024	133,108

1,525,000	NJ EDA (Drew University)[1]	5.250	07/01/2021	1,762,854

6,000,000	NJ EDA (GMT Realty)[1]	6.875	01/01/2037	6,008,700

16,855,000	NJ EDA (Hamilton Care)[1,2]	6.650	11/01/2037	17,389,978

3,050,000	NJ EDA (Harrogate)[1]	5.875	12/01/2026	3,049,908

10,000	NJ EDA (Hillcrest Health Service)	7.250 [3]	01/01/2018	9,674

90,000	NJ EDA (Liberty State Park Lease Rental)[1]	5.750	03/15/2022	90,288

10,000	NJ EDA (Liberty State Park)	5.700	03/15/2016	10,046

90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500	04/01/2031	90,143

20,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2034	20,218

1,030,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2017	1,047,737

505,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	511,530

100,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2023	101,434

10,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	10,129

50,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2029	50,287

2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750	06/01/2031	2,785,650

55,000	NJ EDA (Municipal Rehabilitation)[1]	5.000	04/01/2028	55,098

4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700	10/01/2039	4,934,944

5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600	11/01/2034	5,988,511

30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	30,104

145,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	145,505

1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	1,427,356

800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2027	823,400

650,000	NJ EDA (Paterson Charter School Science & Technology)	6.000	07/01/2032	652,769

1,900,000	NJ EDA (Paterson Charter School Science & Technology)	6.100	07/01/2044	1,879,499

2,500,000	NJ EDA (Paterson Charter School)[1]	5.300	07/01/2044	2,190,850

1,500,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2032	1,346,115

850,000	NJ EDA (Rutgers University)[1]	5.000	06/15/2038	954,601

3,690,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2030	3,820,294

1,000,000	NJ EDA (School Facilities)[1]	5.250	09/01/2026	1,060,790

50,000	NJ EDA (St. Barnabas Medical Center)	6.750 [3]	07/01/2018	48,000

2  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

New Jersey (Continued)

$25,000	NJ EDA (St. Barnabas Medical Center)	7.153%	[3]	07/01/2020	$22,323

65,000	NJ EDA (St. Barnabas Medical Center)	6.833	[3]	07/01/2021	55,942

110,000	NJ EDA (State Office Buildings)[1]	5.000		06/15/2020	111,959

2,200,000	NJ EDA (Team Academy Charter School)[1]	6.000		10/01/2043	2,468,488

10,000,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375		01/01/2043	10,697,800

1,250,000	NJ EDA (UMM Energy Partners)	5.125		06/15/2043	1,285,750

1,500,000	NJ EDA (UMM Energy Partners)	5.000		06/15/2037	1,537,380

3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2026	3,672,900

100,000	NJ Educational Facilities Authority (Dorm Safety)[1]	5.000		03/01/2016	100,404

2,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2033	2,869,918

875,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250		07/01/2027	923,274

125,000	NJ Educational Facilities Authority (Higher Education)	5.000		09/01/2018	125,500

50,000	NJ Educational Facilities Authority (Higher Education)	5.000		09/01/2017	50,201

2,115,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		06/15/2026	2,232,150

120,000	NJ Educational Facilities Authority (Kean University)[1]	5.250		09/01/2029	133,780

5,000	NJ Educational Facilities Authority (Public Library)[1]	5.000		09/01/2022	5,013

30,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125		07/01/2028	32,894

1,000,000	NJ Educational Facilities Authority (Rider University)	5.000		07/01/2037	1,059,070

15,000	NJ Educational Facilities Authority (Stevens Institute of Technology)	5.000		07/01/2028	15,054

5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2018	5,323

2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.625		07/01/2032	2,311,220

3,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.000		07/01/2044	3,255,570

7,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000		11/15/2033	7,898,641

1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375		11/01/2036	821,060

750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300		11/01/2026	674,032

1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000		07/01/2036	1,020,928

295,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250		10/01/2038	307,700

1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)	5.000		07/01/2031	1,643,475

9,430,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2027	9,442,919

2,080,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)[1]	5.000		07/01/2035	2,082,267

15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.621	[3]	07/01/2017	14,658

3  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$17,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250%	[3]	07/01/2030	$8,739,596
10,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625		07/01/2038	11,077,500
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)	5.000		08/15/2034	2,135,851
6,040,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2023	6,386,756
125,000	NJ Health Care Facilities Financing Authority (Virtua Health Obligated Group)[1]	5.750		07/01/2033	140,604
3,160,000	NJ Higher Education Assistance Authority[1]	5.500		12/01/2025	3,515,974
100,000	NJ Higher Education Assistance Authority[1]	5.750		12/01/2029	110,332
14,135,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125		06/01/2030	15,222,123
15,000	NJ Hsg. & Mtg. Finance Agency[1]	5.400		11/01/2016	15,215
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000		11/01/2036	572,708
1,330,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[4]	5.000		10/01/2037	1,348,660
3,495,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[4]	4.625		10/01/2027	3,561,640
160,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150		10/01/2023	170,954
20,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.500		10/01/2038	20,749
110,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.375		10/01/2028	114,252
100,000	NJ South Jersey Port Corp.[1]	5.250		01/01/2030	100,174
12,080,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	9,823,939
1,625,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2038	1,656,103
4,518,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	4,992,842
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500		06/15/2041	5,309,500
10,000,000	NJ Transportation Trust Fund Authority[1]	5.875		12/15/2038	10,798,400
5,000,000	NJ Turnpike Authority[1,2]	5.000		01/01/2034	5,641,600
5,000,000	NJ Turnpike Authority[1]	5.000		01/01/2038	5,530,150
200,000	Passaic Valley, NJ Sewage Commissioners	5.000		12/01/2022	200,758
100,000	Passaic Valley, NJ Sewage Commissioners	5.000		12/01/2023	100,379
10,500,000	Port Authority NY/NJ, 143rd Series[4]	5.000		10/01/2030	10,677,555
5,380,000	Rutgers State University NJ4	5.000		05/01/2030	6,227,189
6,330,000	Rutgers State University NJ4	5.000		05/01/2029	7,372,153
4,000,000	Rutgers State University NJ4	5.000		05/01/2038	4,485,360
3,650,000	South Jersey, NJ Transportation Authority[1]	5.000		11/01/2039	3,847,429
45,000	Union County, NJ Improvement Authority (Linden Airport)	5.000		03/01/2028	45,150
25,000	Washington Township, NJ Board of Education (Robbinsville)[1]	5.000		01/01/2020	25,205
40,000	West Milford, NJ Township (Municipal Utilties Authority)[1]	5.375		08/01/2031	40,046
					298,370,773

New York—4.4%
8,685,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	8,710,795
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	5,125,704

4  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,689,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750%		12/01/2022	$2,702,122
2,105,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	2,104,747
					18,643,368

U.S. Possessions—28.6%
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	10,695
125,000	Guam Power Authority, Series A	5.000		10/01/2024	148,585
125,000	Guam Power Authority, Series A	5.000		10/01/2023	149,006
250,000	Guam Power Authority, Series A	5.000		10/01/2030	290,468
120,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	120,344
3,760,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	3,276,727
2,355,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	2,104,357
1,005,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	913,123
2,525,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	1,766,818
1,000,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[5]	07/01/2024	726,850
225,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	225,895
18,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	18,646,119
18,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	18,877,265
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.031	[3]	05/15/2055	743,340
5,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	3,281,900
2,795,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	1,772,533
2,150,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	1,360,757
3,205,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	2,040,463
6,085,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	3,896,651
3,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	1,947,180
8,350,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	5,367,714
3,000,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2043	1,920,510
1,990,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2042	1,274,774
1,700,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2029	1,092,471
45,000	Puerto Rico Electric Power Authority, Series A6	5.050		07/01/2042	28,827
5,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2030	3,206,950
550,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2031	352,099
3,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2028	1,931,370
50,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000		07/01/2021	32,424
90,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000		07/01/2025	58,262
80,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2037	51,236
100,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2023	64,857
395,000	Puerto Rico Electric Power Authority, Series XX6	5.250		07/01/2035	252,958
750,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2020	469,410
3,000,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2038	2,561,910
3,000,000	Puerto Rico Infrastructure	7.050	[3]	07/01/2042	373,080
975,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2035	201,825
2,610,000	Puerto Rico Infrastructure	5.000		07/01/2041	670,509
4,750,000	Puerto Rico Infrastructure	5.000		07/01/2037	1,230,440
575,000	Puerto Rico Infrastructure	5.000		07/01/2027	149,236
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	200,668
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	87,886
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	85,102

5  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000%		03/01/2036	$767,371
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	85,610
175,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	166,058
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	827,650
2,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2020	2,000,900
200,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	132,100
305,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	173,487
1,000,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	571,380
1,000,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2028	1,006,060
5,000,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	2,782,200
1,530,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	862,736
5,235,000	Puerto Rico Public Finance Corp., Series B7	6.000		08/01/2026	916,125
6,800,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	3,165,604
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	4,449,442
10,935,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	4,967,114
4,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2022	2,411,420
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2021	1,260,200
325,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	150,774
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	8,844,220
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[3]	05/15/2035	257,331
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[3]	05/15/2035	236,386
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[3]	05/15/2035	138,886
					120,136,648
Total Investments, at Value (Cost $464,593,120)—103.9%					437,150,789
Net Other Assets (Liabilities)—(3.9)					(16,338,216)
Net Assets—100.0%					$420,812,573

Footnotes to Statement of Investments

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

6  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MSU	Montclair State University
NY/NJ	New York/New Jersey
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

7  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”), is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

8  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

9  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

10  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$298,370,773	$—	$298,370,773
New York	—	18,643,368	—	18,643,368
U.S. Possessions	—	120,136,648	—	120,136,648

Total Assets	$—	$437,150,789	$—	$437,150,789

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear

11  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short -term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the

12  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured

13  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $33,672,557 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $22,065,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 1,750,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015 Trust	7.326%	10/1/27	$1,816,640
665,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015-2 Trust	7.986	10/1/37	683,660
2,625,000	Port Authority NY/NJ, 143rd Series Tender Option Bond Series 2015-XF0032 Trust	15.545	10/1/30	2,802,555
1,585,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105 Trust	18.506	5/1/29	2,627,153
1,345,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-2 Trust	18.478	5/1/30	2,192,189
1,000,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-3 Trust	18.478	5/1/38	1,485,360

				$11,607,557

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).

14  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $22,065,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$5,620,600
Sold securities	8,528,687

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$5,406,460
Market Value	$916,125
Market Value as % of Net Assets	0.22%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $10,266,738, representing 2.44% of the Fund’s net assets, were subject to these forbearance agreements.

15  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal

16  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes (Continued)

income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$442,589,045[1]

Gross unrealized appreciation	$20,301,806
Gross unrealized depreciation	(47,748,387)

Net unrealized depreciation	$(27,446,581)

1. The Federal tax cost of securities does not include cost of $22,008,325, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

17  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—107.5%
Pennsylvania—68.3%
$1,125,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125%	05/01/2029	$1,124,876
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2025	80,508
160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	178,237
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	39,137
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,286,392
1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	1,464,881
1,000,000	Allegheny County, PA HEBA (Chatham University)	5.000	09/01/2035	1,062,320
15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	17,589
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,163,100
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,707,550
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	3,945,687
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,425,027
60,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000	12/01/2028	60,011
1,200,000	Allegheny County, PA IDA (Propel Charter School- East)[1]	6.375	08/15/2035	1,295,112
1,000,000	Allegheny County, PA IDA (Propel Charter School- Montour)[1]	6.750	08/15/2035	1,093,830
1,500,000	Allegheny County, PA IDA (Propel Charter School- Sunrise)	6.000	07/15/2038	1,580,145
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,233,036
870,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	873,402
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	1,012,770
380,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	405,981
15,435,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	15,605,557
1,650,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,713,624
25,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)[1]	4.250	01/15/2017	25,459
1,280,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,334,157
1,650,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,721,874
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[2]	5.500	11/01/2031	14,826,110
3,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2035	3,371,580
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	2,055,917
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750	01/01/2027	1,014,130

1 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250%	07/01/2033	$1,777,442
710,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	717,036
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	3,035,439
950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,100,945
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,396,320
30,000	Charleroi, PA Area School Authority	6.000	10/01/2017	30,147
2,000,000	Chester County, PA H&EFA (Immaculata University)[1]	7.000	11/01/2041	2,332,900
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[2]	5.000	02/01/2041	24,376,244
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)	5.000	08/01/2035	1,047,470
1,000,000	Clairton, PA Municipal Authority	5.000	12/01/2037	1,070,700
1,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2034	1,373,194
1,220,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2024	1,342,732
3,500,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2033	3,668,840
2,430,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2029	2,586,978
260,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	295,825
950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	952,840
6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	6,615,766
6,385,000	Delaware County, PA Authority (Eastern University)	5.000	10/01/2027	6,883,094
3,965,000	Delaware County, PA Authority (Eastern University)	5.250	10/01/2032	4,279,068
90,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)[3]	5.375	11/15/2023	90,394
650,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	657,806
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	310,528
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,297,820
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,109,250
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,230,925
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,330,587
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[2]	5.000	11/01/2038	18,790,051
4,075,000	Delaware County, PA IDA (Naamans Creek)[1,3]	7.000	12/01/2036	4,235,107
820,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2030	875,744
2,750,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2047	2,850,347
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2030	1,056,430
1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2035	1,301,350

2 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$1,060,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000%		07/01/2035	$1,112,226
7,840,000	Erie, PA Higher Education Building Authority (Gannon University)	5.000		05/01/2038	8,328,197
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375		05/01/2030	1,070,600
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500		05/01/2040	2,755,990
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500		03/15/2038	3,136,800
905,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.350		03/15/2028	945,119
370,000	Erie-Western PA Port Authority[1]	5.125		06/15/2016	370,518
2,700,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000		09/01/2019	2,843,802
570,000	Harrisburg, PA Authority[1]	5.000		07/15/2024	571,231
165,000	Harrisburg, PA Authority	5.000		07/15/2023	165,379
50,000	Harrisburg, PA GO	9.614	[4]	09/15/2016	48,519
40,000	Harrisburg, PA GO	9.600	[4]	03/15/2016	39,487
335,000	Harrisburg, PA Water System[1]	5.000		07/15/2023	336,283
6,370,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1,3]	6.000		12/01/2037	6,676,461
225,000	Jeanette, PA GO1	5.000		04/01/2018	225,828
2,100,000	Lackawanna County, PA GO1	6.000		09/15/2032	2,416,239
12,305,000	Lawrence County, PA IDA (Shenango Presbyterian Center)[1,3]	5.625		11/15/2037	12,432,849
1,603,232	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000		11/01/2018	1,605,124
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000		11/01/2023	3,597,732
2,721,970	Lehigh County, PA GPA (Kidspeace)[5]	7.500		02/01/2044	27
2,747,774	Lehigh County, PA GPA (Kidspeace)[1,5]	0.000	[6]	02/01/2044	718,488
3,606,455	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/KCH/KMAKNC/KNCONM / IRSch Obligated Group)[1]	7.500		02/01/2044	3,554,666
4,700,000	Lehigh Northampton, PA Airport Authority[1]	6.000		05/15/2030	4,705,217
5,000,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	5,207,800
3,720,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000		05/01/2032	4,119,491
8,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125		07/01/2030	8,515,068
595,000	Millcreek, PA Richland Joint Authority[1]	5.250		08/01/2022	624,542
1,390,000	Millcreek, PA Richland Joint Authority[1]	5.500		08/01/2037	1,431,283
20,915,000	Montgomery County, PA IDA[2]	5.375		08/01/2038	24,716,438
300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500		12/01/2025	349,029
2,860,000	Northampton County, PA General Purpose Authority (Moravian College)	5.000		07/01/2031	3,062,116

3 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$1,500,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000%	07/01/2027	$1,575,315
284,750	Northampton County, PA IDA (Northampton Generating)	5.000	12/31/2023	284,750
14,826,610	Northampton County, PA IDA (Northampton Generating)[1,10]	5.000	12/31/2023	13,468,937
1,525,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500	02/15/2029	1,071,511
3,300,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	2,318,547
1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	1,063,834
16,000,000	PA Commonwealth Financing Authority[2]	5.000	06/01/2032	17,996,640
39,737,908	PA EDFA (Bionol Clearfield)[7]	8.500	07/01/2015	1,683,298
255,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	255,097
35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	35,011
3,000,000	PA EDFA (Forum)	5.000	03/01/2029	3,307,350
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,318,540
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	1,053,803
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,127
145,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	145,407
3,115,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	3,118,489
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000	07/01/2028	100,033
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2042	555,437
1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2027	1,339,197
10,000	PA HEFA (Drexel University College of Medicine)[1]	5.000	05/01/2037	10,647
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	8,550,628
6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,539,605
9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	9,337,410
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,185,010
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,729,915
1,300,000	PA HEFA (Gwynedd Mercy College)	5.375	05/01/2042	1,399,190
750,000	PA HEFA (Indiana University Foundation)	5.000	07/01/2041	791,235
2,650,000	PA HEFA (La Salle University)[1]	5.000	05/01/2029	2,908,773
1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,491,982
50,000	PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	50,203
250,000	PA HEFA (Philadelphia University)[1]	5.000	06/01/2035	251,765
1,400,000	PA HEFA (Shippensburg University Student Services)	5.000	10/01/2035	1,452,066
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,738,080
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,285,600
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,497,523
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,919,698
100,000	PA HEFA (Student Association)[1]	6.750	09/01/2023	100,139

4 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$4,515,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750%		08/15/2041	$5,264,355
60,000	PA HEFA (University of the Arts)[1]	5.500		03/15/2020	60,174
3,050,000	PA HEFA (University of the Arts)[1]	5.625		03/15/2025	3,056,252
1,685,000	PA HEFA (University of the Arts)[1]	5.750		03/15/2030	1,687,966
1,000,000	PA HEFA (Ursinus College)	5.000		01/01/2029	1,093,560
1,000,000	PA HEFA (Widener University)[1]	5.000		07/15/2038	1,074,390
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000		10/01/2031	5,372,300
4,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2028	4,378,280
3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2027	3,852,800
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2029	3,263,820
4,540,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2032	4,893,212
2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	2,431,733
12,940,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[2]	6.000		06/01/2029	14,477,512
3,680,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2026	4,247,125
5,000,000	PA Turnpike Commission[1]	0.000	[6]	12/01/2034	5,417,050
4,000,000	PA Turnpike Commission[1]	0.000	[6]	12/01/2034	4,412,320
10,000,000	PA Turnpike Commission[1]	0.000	[6]	12/01/2038	11,052,400
2,000,000	PA Turnpike Commission[1]	5.000		12/01/2032	2,256,620
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,343,960
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,165,373
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	2,693,900
20,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750		04/01/2023	20,042
185,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875		04/01/2034	185,342
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	6.250		04/01/2042	511,620
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	5.875		04/01/2032	455,967
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375		11/15/2040	533,385
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750		11/15/2030	1,041,620
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625		06/15/2042	4,201,120
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375		06/15/2030	2,148,467

5 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$2,115,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.150%	12/15/2036	$2,317,427
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.625	12/15/2041	1,121,140
1,500,000	Philadelphia, PA Authority for Industrial Devel. (New Foundation Charter School)	6.625	12/15/2041	1,648,500
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,647,905
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125	01/01/2021	1,520,545
3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	7.000	06/15/2043	3,473,407
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.750	06/15/2033	2,224,180
280,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	282,036
1,755,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,756,931
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	3,037,110
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	7,449,212
1,005,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	1,008,286
250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	252,988
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,137,080
50,000	Philadelphia, PA Parking Authority	5.125	02/15/2018	50,209
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,071
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.500	07/01/2035	5,005
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2023	1,004,900
1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2028	1,501,605
110,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	111,399
2,180,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)	6.000	10/01/2023	2,183,989
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	4,106,355
50,000	Philadelphia, PA Redevel. Authority (Philadelphia Corp. for Aging)[1]	5.250	07/01/2031	50,103
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,716
3,330,000	Philadelphia, PA School District[1]	6.000	09/01/2038	3,703,493
45,000	Philadelphia, PA School District[1]	6.000	09/01/2038	51,495
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,722
30,000	Pittsburgh, PA Public Parking Authority[1]	5.000	12/01/2023	30,102
2,810,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,933,668
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	933,732
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	3,025,883

6 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$65,000	Schuylkill County, PA IDA (Ascension Health Credit Group)	5.000%		11/01/2028	$65,243
10,000	Schuylkill County, PA IDA (Ascension Health Credit Group)[3]	5.000		11/01/2019	10,039
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)	5.000		11/01/2028	10,037
6,450,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500		01/01/2038	6,858,092
7,100,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450		07/01/2035	7,194,075
10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	10,163,500
					547,899,504

U.S. Possessions—39.2%
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	748,622
235,000	Guam Power Authority, Series A	5.000		10/01/2024	279,340
185,000	Guam Power Authority, Series A	5.000		10/01/2023	220,529
420,000	Guam Power Authority, Series A	5.000		10/01/2030	487,985
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[4]	06/01/2057	715,408
320,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	320,918
765,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	742,685
1,395,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,246,530
2,175,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	1,976,161
1,025,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,025,328
4,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[6]	07/01/2024	3,270,825
1,460,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	1,009,984
810,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	563,922
1,005,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	695,219
3,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2037	2,056,980
69,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	69,653,357
379,890,000	Puerto Rico Children’s Trust Fund (TASC)	6.558	[4]	05/15/2050	32,708,529
136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325	[4]	05/15/2055	3,888,240
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[4]	05/15/2057	29,889,650
52,750,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	52,753,165
3,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	1,909,950
5,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	3,256,300
7,360,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	4,667,565
9,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	5,785,560
15,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	15,094
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	1,351,300
11,500,000	Puerto Rico Commonwealth GO	8.000		07/01/2035	8,412,250
790,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	519,480
2,500,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	1,597,650
3,000,000	Puerto Rico Commonwealth GO	5.125		07/01/2028	1,920,450
3,000,000	Puerto Rico Electric Power Authority, Series A8	6.750		07/01/2036	1,920,450
3,325,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2042	2,129,962
4,920,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2029	3,161,740
1,760,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2030	1,128,846
5,540,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2027	3,573,078

7 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,510,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250%		07/01/2025	$977,483
1,435,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2024	930,813
3,505,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2031	2,243,831
3,000,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.250		07/01/2027	1,934,880
6,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	5,744,340
1,450,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2032	928,391
1,670,000	Puerto Rico Electric Power Authority, Series WW8	5.000		07/01/2028	1,075,179
2,445,000	Puerto Rico Electric Power Authority, Series XX8	5.250		07/01/2040	1,565,998
725,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000		07/01/2022	470,184
1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	659,240
10,000	Puerto Rico Highway & Transportation Authority, Series A	5.000		07/01/2038	3,509
325,000	Puerto Rico Highway & Transportation Authority, Series H	5.000		07/01/2028	114,322
700,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	403,109
270,000	Puerto Rico Infrastructure	5.000		07/01/2041	69,363
1,750,000	Puerto Rico Infrastructure	6.400	[4]	07/01/2043	210,595
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	702,338
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	157,439
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	175,772
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,031,413
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	107,013
360,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)	5.750		06/01/2019	152,806
1,500,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	935,640
1,265,000	Puerto Rico Public Buildings Authority	6.000		07/01/2019	856,531
3,000,000	Puerto Rico Public Buildings Authority	5.750	[9]	07/01/2034	2,254,110
1,000,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	626,350
115,000	Puerto Rico Public Buildings Authority	6.250		07/01/2023	73,004
2,070,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	1,208,611
1,015,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	572,338
5,725,000	Puerto Rico Public Finance Corp., Series B7	5.500		08/01/2031	1,001,875
7,385,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	3,354,341
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[4]	08/01/2034	3,409,500
950,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	431,528
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	1,355,160
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	2,292,950
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	2,319,600
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	1,396,590
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	6.380	[4]	08/01/2038	1,481,734
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	2,533,465
2,170,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	1,000,110
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	13,980,185
3,235,000	University of Puerto Rico, Series P	5.000		06/01/2030	1,422,041
1,300,000	University of Puerto Rico, Series Q	5.000		06/01/2030	571,454
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[4]	05/15/2035	2,462,893
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[4]	05/15/2035	581,070
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[4]	05/15/2035	478,537
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[4]	05/15/2035	277,141

8 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000%	05/15/2031	$2,235,045
20,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	20,003
				314,392,876

Total Investments, at Value (Cost $981,913,108)—107.5%				862,292,380
Net Other Assets (Liabilities)—(7.5)				(60,419,494)
Net Assets—100.0%				$801,872,886

Footnotes to Statement of Investments

*October 30, 2015 was the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

8. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security.

10. Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:
ARC	Assoc. of Retarded Citizens
BSVHS	Baptist/St. Vincent’s Health System
DOCNHS	Daughters of Charity National Health Systems
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HESL	Hospital Episcopal San Lucas
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
IRSch	Iron Range School

9 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviation: Continued
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PPAM	Philadelphia Presbytery Apartments of Morrisville
RITES	Residual Interest Tax Exempt Security
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems

10 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from

11 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued

12 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

13 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$547,899,504	$—	$547,899,504
U.S. Possessions	—	314,392,876	—	314,392,876

Total Assets	$—	$862,292,380	$—	$862,292,380

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$1,721,473	$(1,721,473)

Total Assets	$1,721,473	$(1,721,473)

*Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”)

14 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All

15 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the

16 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $47,860,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $115,182,995 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $69,805,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,250,000	Berks County, PA Municipal Authority Tender Option Bond Series 2015-XF2016 Trust[3]	17.334%	11/1/31	$5,076,110
7,980,000	Chester County, PA IDA (Water Facilities Authority) Tender Option Bond Series 2015- XF2128 Trust[3]	11.808	2/1/41	8,441,244
6,240,000	Delaware County, PA IDA Tender Option Bond Series 2015-XF2127 Trust[3]	8.896	11/1/38	6,325,051
6,970,000	Montgomery County, PA IDA RITES	12.854	8/1/38	10,771,438
8,000,000	PA Commonwealth Financing Authority Tender Option Bond Series 2015 XF-0026 Trust	7.996	6/1/32	9,996,640
3,230,000	PA Southcentral General Authority (Hanover Hospital) Tender Option Bond Series 2015- XF2131 Trust[3]	19.096	6/1/29	4,767,512

				$45,377,995

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

17 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $69,805,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$5,220,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities

18 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$45,462,908
Market Value	$2,685,173
Market Value as % of Net Assets	0.33%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $22,040,835, representing 2.75% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

19 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$912,849,715[1]

Gross unrealized appreciation	$48,368,388
Gross unrealized depreciation	(167,989,116)

Net unrealized depreciation	$(119,620,728)

1. The Federal tax cost of securities does not include cost of $69,063,393, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note.

20 OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS   October 30, 2015* Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—108.7%
Alabama—4.1%
$50,050,000	Jefferson County, AL Sewer	0.000%[1]		10/01/2050	$33,878,845
30,000,000	Jefferson County, AL Sewer	7.000		10/01/2051	36,093,600
30,000,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2046	20,625,600
21,895,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2039	15,120,030
20,045,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2046	13,973,570
11,500,000	Jefferson County, AL Sewer	5.500		10/01/2053	12,671,620
59,250,000	Jefferson County, AL Sewer	6.500		10/01/2053	68,045,663
17,500,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2050	12,084,975
					212,493,903

Alaska—0.3%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.120		08/01/2031	537,638
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	5.875		12/01/2027	453,733
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	6.000		12/01/2036	137,495
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[4]	06/01/2046	993,402
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[4]	06/01/2046	619,333
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)	7.750		10/01/2041	11,856,546
					14,598,147

Arizona—1.7%
4,310,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,345,902
7,948,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[3]	6.375		01/01/2028	5,402,256
4,275,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[3]	8.500		01/01/2028	778,178
335,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125		07/15/2027	347,924
500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200		07/15/2032	518,190
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900		07/15/2022	1,062,898
305,000	Estrella Mountain Ranch, AZ Community Facilities District	5.450		07/15/2021	305,576
810,000	Estrella Mountain Ranch, AZ Community Facilities District	5.625		07/15/2025	811,093
900,000	Estrella Mountain Ranch, AZ Community Facilities District	5.800		07/15/2030	901,098
394,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.000		07/01/2017	406,265
3,984,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.750		07/01/2032	4,019,657
1,215,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.375		07/01/2022	1,238,717
1,000,000	Glendale, AZ IDA (Midwestern University Foundation)	5.000		07/01/2033	1,038,790
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[3]	8.500		04/20/2041	746,953
294,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.250		07/01/2024	294,785
641,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.300		07/01/2030	644,410
262,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.250		07/01/2024	264,075
1,125,000	Palm Valley, AZ Community Facility District No. 3	5.300		07/15/2031	1,128,262
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.300		07/15/2025	421,840

1 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.350%	07/15/2031	$350,651
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,662,276
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,040,527
1,160,000	Pima County, AZ IDA (Christian Senior Living)	5.050	01/01/2037	1,163,932
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	3,746,324
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	1,268,412
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	2,947,470
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	6,437,827
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,508,505
3,310,000	Pima County, AZ IDA (Paideia Academies)[5]	6.125	07/01/2045	3,267,334
1,025,000	Pima County, AZ IDA (Paideia Academies)[5]	6.000	07/01/2035	1,025,646
550,000	Pima County, AZ IDA (Paradise Education Center)	6.000	06/01/2036	553,218
250,000	Pima County, AZ IDA (Paradise Education Center)	5.875	06/01/2022	252,692
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	1,965,919
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	1,610,368
8,775,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[5]	6.550	12/01/2037	8,921,806
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.600	12/01/2022	2,251,481
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.750	12/01/2032	11,260,839
890,000	Pinal County, AZ IDA (San Manuel Facility)	6.250	06/01/2026	911,467
1,089,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	793,130
1,500,000	Quail Creek, AZ Community Facilities District	5.550	07/15/2030	1,504,740
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	254,050
50,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	50,999
1,000,000	Tartesso West, AZ Community Facilities District	5.900	07/15/2032	1,019,070
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250	12/01/2042	1,679,224
695,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000	12/01/2032	751,469
85,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.000	01/01/2039	85,514
1,800,000	Verrado, AZ Community Facilities District No. 1	6.000	07/15/2027	2,005,938
610,000	Verrado, AZ Community Facilities District No. 1	6.000	07/15/2033	669,615
675,000	Verrado, AZ Community Facilities District No. 1	5.700	07/15/2029	734,407
				86,371,719

Arkansas—0.1%
5,645,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3]	6.250	02/01/2038	3,368,428

California—14.6%
2,500,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	2,827,300
750,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	799,823
3,800,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	3,940,562
1,025,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000	09/01/2030	1,063,304
360,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000	09/01/2028	373,608
11,600,000	Anaheim, CA Public Financing Authority	5.000	05/01/2046	12,959,056
210,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	6.200	05/01/2031	210,313

2 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)	7.375%		09/01/2039	$5,952,980
127,310,000	CA County Tobacco Securitization Agency	6.489	[4]	06/01/2046	11,815,641
246,760,000	CA County Tobacco Securitization Agency	7.477	[4]	06/01/2055	1,670,565
107,400,000	CA County Tobacco Securitization Agency	6.619	[4]	06/01/2050	2,012,676
8,415,000	CA County Tobacco Securitization Agency	8.150	[4]	06/01/2033	2,382,791
215,100,000	CA County Tobacco Securitization Agency	7.000	[4]	06/01/2055	2,249,946
33,920,000	CA County Tobacco Securitization Agency	6.650	[4]	06/01/2046	981,306
5,000,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2038	5,000,550
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[4]	06/01/2046	2,702,940
7,285,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	7,285,874
19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	15,393,040
1,080,000	CA County Tobacco Securitization Agency (TASC)	5.500		06/01/2033	1,080,032
53,530,000	CA County Tobacco Securitization Agency (TASC)	5.700	[1]	06/01/2046	50,645,804
520,920,000	CA County Tobacco Securitization Agency (TASC)	6.669	[4]	06/01/2050	36,631,094
255,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	233,917
4,625,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	4,625,509
26,000,000	CA County Tobacco Securitization Agency (TASC)	5.650	[1]	06/01/2041	24,914,240
2,630,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	2,630,316
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	10,428,506
15,155,000	CA GO5	5.000		09/01/2034	17,647,543
1,180,000	CA GO6	5.050		12/01/2036	1,183,408
5,440,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.125		06/01/2047	4,620,355
52,550,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750		06/01/2047	48,471,069
22,400,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2033	19,983,264
7,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300	[1]	06/01/2037	6,232,590
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[6]	5.750		06/01/2047	123,335,814
13,505,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2040	15,049,162
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[4]	06/01/2047	12,719,400
30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[6]	5.750		07/01/2039	34,655,681
11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[6]	5.000		11/15/2042	11,451,477
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250		07/15/2050	2,042,080
10,000,000	CA Infrastructure and Economic Devel. (SanfordConsortium)[6]	5.000		05/15/2040	10,821,100
750,000	CA Municipal Finance Authority (Harbor Regional Center)	8.500		11/01/2039	964,073
370,000	CA Public Works[5]	6.625		11/01/2034	371,994
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[4]	06/01/2056	1,276,770

3 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$43,890,000	CA Silicon Valley Tobacco Securitization Authority	8.435%[4]		06/01/2056	$541,164
25,800,000	CA Silicon Valley Tobacco Securitization Authority	8.590	[4]	06/01/2041	4,235,586
13,505,000	CA Silicon Valley Tobacco Securitization Authority	9.002	[4]	06/01/2047	876,204
70,785,000	CA Silicon Valley Tobacco Securitization Authority	8.994	[4]	06/01/2036	17,794,641
1,730,000	CA Statewide CDA (Albert Einstein Academy)	6.250		11/01/2042	1,793,387
1,145,000	CA Statewide CDA (Albert Einstein Academy)	6.000		11/01/2032	1,179,911
10,000	CA Statewide CDA (Escrow Term)	6.750		09/01/2037	10,017
2,019,578	CA Statewide CDA (Microgy Holdings)[3]	9.000		12/01/2038	20
8,015,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000		09/02/2044	7,938,297
555,300,000	CA Statewide Financing Authority Tobacco Settlement	7.001	[4]	06/01/2055	4,925,511
965,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	965,106
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	4,515,497
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	100,010
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250		08/01/2033	3,111,625
10,465,000	Cerritos, CA Community College District[6]	5.250		08/01/2033	12,136,613
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625		09/01/2039	1,609,632
820,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1	6.625		09/01/2040	850,922
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[4]	06/01/2057	9,120,000
377,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[4]	06/01/2057	3,339,708
1,255,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000		09/01/2033	1,257,108
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750		09/01/2040	1,682,151
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[6]	5.375		05/15/2030	34,874,328
5,000,000	Los Angeles, CA Dept. of Water & Power[6]	5.000		07/01/2034	5,547,800
9,930,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	9,986,105
200,000	Maywood, CA Public Financing Authority	7.000		09/01/2038	200,930
25,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	22,259,750
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[4]	06/01/2045	3,039,705
45,000	Placer County, CA Improvement Bond Act 1915	6.500		09/02/2030	45,187
21,711,000	River Rock, CA Entertainment Authority[2]	8.000		11/01/2018	2,184,995
1,750,000	Riverside County, CA Redevel. Agency	7.125		10/01/2042	2,191,350
100,000	Sacramento County, CA Special Tax Community Facilities District No. 2004-1 (McClellan Park)	6.000		09/01/2031	99,990
2,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000		12/01/2031	2,510,000
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000		08/01/2041	1,202,560
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750		08/01/2041	906,263
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750		06/01/2026	7,008,120

4 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$78,990,000	Silicon Valley CA Tobacco Securitization Authority	8.865%[4]		06/01/2047	$5,124,871
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[4]	06/01/2046	2,795,783
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[4]	06/01/2046	867,412
5,000,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	4,447,450
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[4]	06/01/2046	4,732,794
1,000,000	Southern CA Tobacco Securitization Authority (TASC)	5.000		06/01/2037	904,450
12,115,000	Stockton, CA Unified School District	5.920	[4]	08/01/2038	4,865,263
14,735,000	Stockton, CA Unified School District	5.950	[4]	08/01/2041	5,207,496
17,145,000	Stockton, CA Unified School District	5.950	[4]	08/01/2043	5,568,353
6,245,000	Stockton, CA Unified School District	6.000	[4]	08/01/2037	2,610,472
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.875		06/01/2035	1,480,595
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)	6.000		06/01/2045	1,586,766
4,615,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)	6.000		09/01/2036	4,807,307
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500		09/01/2042	4,442,480
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27	7.000		09/01/2040	7,341,320
					748,460,478

Colorado—2.9%
1,025,000	CO Country Club Highlands Metropolitan District[2]	7.250		12/01/2037	417,575
1,500,000	CO Crystal Crossing Metropolitan District[2]	6.000		12/01/2036	1,433,820
4,475,000	CO Elbert and Highway 86 Metropolitan District[2]	7.500		12/01/2032	2,237,142
1,213,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	860,163
2,251,000	CO Elkhorn Ranch Metropolitan District[2]	6.375		12/01/2035	1,470,083
1,790,000	CO Fossil Ridge Metropolitan District No. 1	7.250		12/01/2040	1,970,879
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[6]	5.000		01/01/2044	15,835,082
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)	5.300		07/01/2037	1,005,929
473,000	CO Horse Creek Metropolitan District	5.750		12/01/2036	402,315
1,697,000	CO Huntington Trails Metropolitan District	8.250	[1]	12/01/2037	1,724,644
500,000	CO Huntington Trails Metropolitan District	6.250		12/01/2036	501,315
1,069,000	CO Liberty Ranch Metropolitan District	6.250		12/01/2036	916,422
2,275,000	CO Neu Towne Metropolitan District[2]	7.250		12/01/2034	603,831
1,000,000	CO North Range Metropolitan District No. 2	5.500		12/15/2037	1,009,500
1,290,000	CO North Range Metropolitan District No. 2	5.500		12/15/2018	1,318,496
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[4]	12/15/2017	4,623,477
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,114,256
290,000	CO Potomac Farms Metropolitan District	7.625	[1]	12/01/2023	204,343
915,000	CO Prairie Center Metropolitan District No. 3	5.400		12/15/2031	932,147
2,253,000	CO Regency Metropolitan District[2]	5.750		12/01/2036	1,781,943
500,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	334,225
1,720,000	CO Sorrell Ranch Metropolitan District[3]	6.750		12/15/2036	347,973
4,950,000	CO Sorrell Ranch Metropolitan District[2]	5.750		12/01/2036	4,029,300
2,500,000	CO STC Metropolitan District No. 2	6.000		12/01/2038	2,388,750
1,260,000	CO Stoneridge Metropolitan District	5.625		12/01/2036	1,274,263
8,000,000	CO Talon Pointe Metropolitan District[3]	8.000		12/01/2039	802,800
655,000	CO Todd Creek Farms Metropolitan District No. 1[3]	6.125		12/01/2019	419,167
500,000	CO Wheatlands Metropolitan District	6.000		12/01/2025	502,505
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	4,040,280
500,000	CO Wyndham Hill Metropolitan District	6.250		12/01/2025	493,290
892,000	CO Wyndham Hill Metropolitan District	6.375		12/01/2035	868,808

5 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$3,415,000	Cundall Farms, CO Metropolitan District	6.875%		12/01/2044	$3,435,592
31,350,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.750		10/01/2032	32,608,389
35,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.250		10/01/2032	36,476,931
2,065,000	Hawthorn, CO Metropolitan District No. 2	6.375		12/01/2044	2,077,617
740,000	Tabernash Meadows, CO Water & Sanitation District	7.125		12/01/2034	806,859
295,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	305,414
685,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	712,112
750,000	Thompsong Crossing, CO Metropolitan District No. 6	6.000		12/01/2044	751,650
5,468,763	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	5,252,856
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000	[1]	12/15/2041	10,140,200
					148,432,343

Connecticut—0.4%
2,350,000	CT H&EFA (ECHNS/MMH/RGH/TACHC Obligated Group)	6.000		07/01/2025	2,398,833
7,965,000	CT Special Tax	5.000		08/01/2033	9,229,922
6,000,000	CT Special Tax	5.000		08/01/2032	6,980,340
470,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	185,782
11,043,436	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	728,535
					19,523,412

Delaware—0.1%
1,300,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450		07/01/2035	1,300,221
7,438,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	5,725,326
					7,025,547

District of Columbia—2.0%
10,000,000	District of Columbia (Howard University)	6.250		10/01/2032	10,627,300
25,610,000	District of Columbia (Howard University)	6.500		10/01/2041	27,392,456
3,200,000	District of Columbia Center for Strategic & International Studies	6.375		03/01/2031	3,467,392
2,000,000	District of Columbia Center for Strategic & International Studies	6.625		03/01/2041	2,186,580
5,000,000	District of Columbia National Public Radio	5.000		04/01/2035	5,587,050
32,680,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	32,682,614
15,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	15,001
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[4]	06/15/2055	6,456,600
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[4]	06/15/2055	13,302,826
					101,717,819

Florida—10.2%
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2046	1,234,820
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2042	1,236,990
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2032	932,355
4,655,000	Amelia Concourse, FL Community Devel. District[3]	5.750		05/01/2038	3,491,390
110,000	Arborwood, FL Community Devel. District (Centex Homes)[5]	5.250		05/01/2016	109,646
12,975,000	Arlington Ridge, FL Community Devel. District[2]	5.500		05/01/2036	8,432,842

6 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$1,045,000	Avignon Villages, FL Community Devel. District[3]	5.300%	05/01/2014	$136,320
755,000	Avignon Villages, FL Community Devel. District[3]	5.400	05/01/2037	98,490
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	12,373,603
225,000	Bayshore, FL Hsg. Corp.[3]	8.000	12/01/2016	122,060
3,035,000	Baywinds, FL Community Devel. District	7.020	05/01/2022	3,029,173
7,815,000	Baywinds, FL Community Devel. District	5.250	05/01/2037	7,824,222
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	6.000	10/01/2042	7,902,077
7,725,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[5]	7.375	05/01/2034	7,728,244
4,890,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[5]	7.500	05/01/2034	4,892,543
3,575,000	Boynton Village, FL Community Devel. District Special Assessment	6.000	05/01/2038	3,602,706
300,000	Broward County, FL HFA (Single Family)	5.000	10/01/2039	300,267
5,845,000	Buckeye Park, FL Community Devel. District[3]	7.875	05/01/2038	1,755,604
25,450,000	CFM, FL Community Devel. District, Series A3	6.250	05/01/2035	10,821,085
8,510,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	5,065,748
24,013,000	Clearwater Cay, FL Community Devel. District[3]	5.500	05/01/2037	13,205,469
1,690,000	Creekside, FL Community Devel. District[3]	5.200	05/01/2038	675,882
1,255,000	Crosscreek, FL Community Devel. District[3]	5.600	05/01/2039	535,446
2,625,000	Crosscreek, FL Community Devel. District[3]	5.500	05/01/2017	1,118,880
55,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	55,058
40,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.650	09/01/2017	40,126
1,100,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	1,100,220
7,745,000	Deer Run, FL Community Devel. District Special Assessment[3]	7.625	05/01/2039	4,568,853
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	1,163,806
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	7.000	07/15/2032	1,343,466
12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	8.260	07/15/2038	2,499,750
95,000	FL HFA (Stoddert Arms Apartments)	6.250	09/01/2026	95,123
30,000	FL HFC (Westwood Apartments)	5.400	02/01/2039	30,025
3,400,000	FL Lake Ashton II Community Devel. District	5.375	05/01/2036	2,871,334
1,315,000	Forest Creek, FL Community Devel. District	5.450	05/01/2036	1,315,408
1,913,132	Forest Creek, FL Community Devel. District[5]	5.450	05/01/2036	1,913,209
7,660,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[2]	7.375	03/01/2030	1,564,478
3,055,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[5]	5.500	05/01/2038	2,947,311
1,770,000	Harbor Bay, FL Community Devel. District[5]	6.750	05/01/2034	1,776,602
16,240,000	Heritage Harbour North, FL Community Devel. District	6.375	05/01/2038	16,937,833
3,480,000	Heritage Plantation, FL Community Devel. District[3]	5.400	05/01/2037	1,043,722
1,910,000	Heritage Plantation, FL Community Devel. District[3]	5.100	11/01/2013	572,847
845,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A3	5.500	05/01/2036	549,233
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[6]	5.125	11/15/2032	14,046,801
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[6]	5.250	11/15/2036	10,596,709
4,720,000	Highlands, FL Community Devel. District	5.550	05/01/2036	3,462,686
5,480,000	Indigo, FL Community Devel. District[2]	5.750	05/01/2036	3,311,893

7 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$1,425,000	Lakeside Landings, FL Devel. District[3]	5.500%	05/01/2038	$569,743
2,000,000	Lakeside Landings, FL Devel. District[3]	5.250	05/01/2013	799,660
8,100,000	Lakewood Ranch, FL Stewardship District[5]	5.500	05/01/2036	8,031,150
15,335,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[5]	5.400	05/01/2037	15,356,469
3,800,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	3,735,324
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	99,991
1,275,000	Liberty County, FL Revenue (Twin Oaks)[3]	8.250	07/01/2028	190,153
1,180,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	766,292
5,360,000	Magnolia Creek, FL Community Devel. District[3]	5.900	05/01/2039	1,125,439
5,000,000	Magnolia Creek, FL Community Devel. District[3]	5.600	05/01/2014	1,049,850
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350	05/01/2037	2,243,804
2,600,000	Main Street, FL Community Devel. District	6.800	05/01/2038	2,623,868
925,000	Miami-Dade County, FL HFA (Homeownership Mtg.)	5.450	10/01/2038	924,954
4,000,000	Miami-Dade County, FL School Board	5.000	05/01/2031	4,561,320
5,455,000	Miami-Dade County, FL School Board	5.000	05/01/2032	6,097,599
50,000,000	Miami-Dade County, FL School Board COP[6]	5.375	02/01/2034	54,637,500
10,000,000	Miami-Dade County, FL School Board COP[6]	5.250	02/01/2027	10,834,300
10,000,000	Miami-Dade County, FL School Board COP[6]	5.000	02/01/2027	10,756,700
12,430,000	Montecito, FL Community Devel. District[3]	5.100	05/01/2013	8,082,607
5,525,000	Montecito, FL Community Devel. District[2]	5.500	05/01/2037	3,592,576
580,000	Moody River, FL Estates Community Devel. District	5.350	05/01/2036	480,478
10,340,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	10,601,912
4,345,000	Naturewalk, FL Community Devel. District[2]	5.500	05/01/2038	2,389,315
3,640,000	Naturewalk, FL Community Devel. District[2]	5.300	05/01/2016	2,001,636
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500	07/01/2032	768,562
5,000	Orange County, FL HFA (Park Avenue Villas)	5.250	09/01/2031	5,006
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[3]	7.000	07/01/2036	1,124,662
3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)	7.500	06/01/2049	3,598,410
12,555,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	10,625,548
6,105,000	Palm Glades, FL Community Devel. District Special Assessment	7.125	05/01/2039	6,239,127
1,850,000	Palm River, FL Community Devel. District[3]	5.150	05/01/2013	728,826
1,565,000	Palm River, FL Community Devel. District[3]	5.375	05/01/2036	617,502
1,495,000	Parkway Center, FL Community Devel. District, Series A	6.300	05/01/2034	1,430,580
5,715,000	Pine Ridge Plantation, FL Community Devel. District	5.400	05/01/2037	4,972,050
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)	7.125	09/15/2041	2,458,935
4,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)	5.650	05/01/2037	4,503,825
1,805,000	Poinciana West, FL Community Devel. District Special Assessment	6.000	05/01/2037	1,836,245
625,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)	5.350	07/01/2027	597,256
9,900,000	Portico, FL Community Devel. District	5.450	05/01/2037	8,246,403
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	1,351,980
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[3]	5.600	05/01/2036	1,181,177
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.200	05/01/2017	392,330

8 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400%		05/01/2038	$767,611
2,470,000	Portofino Vista, FL Community Devel. District[3]	5.000		05/01/2013	1,111,278
415,000	Renaissance Commons, FL Community Devel. District, Series A5	5.600		05/01/2036	415,017
1,425,000	Reunion East, FL Community Devel. District[2]	7.375		05/01/2033	14
3,780,000	Reunion East, FL Community Devel. District	6.600		05/01/2036	3,752,746
1,645,000	Reunion East, FL Community Devel. District	6.600		05/01/2033	1,628,863
3,420,000	Reunion East, FL Community Devel. District[2]	5.800		05/01/2036	34
140,000	Ridgewood Trails, FL Community Devel. District	5.650		05/01/2038	140,081
2,365,000	River Bend, FL Community Devel. District[3]	7.125		11/01/2015	304,021
7,890,000	River Glen, FL Community Devel. District Special Assessment[3]	5.450		05/01/2038	3,146,295
172,136	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	111,895
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.500		07/01/2040	2,052,872
4,095,000	Seminole County, FL IDA (Progressive Health)	7.500		03/01/2035	4,135,131
7,035,000	South Bay, FL Community Devel. District	5.125		05/01/2020	6,469,316
3,240,000	South Bay, FL Community Devel. District[2]	0.000	[1]	05/01/2025	2,525,872
7,620,000	South Bay, FL Community Devel. District	5.950		05/01/2036	7,571,080
8,750,000	South Bay, FL Community Devel. District[2]	0.000	[1]	05/01/2036	6,777,662
5,110,000	South Bay, FL Community Devel. District[3]	5.950		05/01/2036	1,276,938
3,825,000	South Fork East, FL Community Devel. District[5]	6.500	[1]	05/01/2038	3,749,341
2,325,000	St. Johns County, FL IDA (Glenmoor)[3]	1.344	[7]	01/01/2049	813,471
860,333	St. Johns County, FL IDA (Glenmoor)[2]	2.500		01/01/2049	9
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	6.000		08/01/2045	3,893,610
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	5.875		08/01/2040	3,869,705
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250		10/01/2041	880,650
2,460,000	St. John’s Forest, FL Community Devel. District, Series A5	6.125		05/01/2034	2,461,624
795,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.750		07/01/2046	803,236
1,000,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.375		07/01/2036	1,002,400
19,075,000	Tern Bay, FL Community Devel. District[3]	5.375		05/01/2037	4,652,392
16,765,000	Tern Bay, FL Community Devel. District[3]	5.000		05/01/2015	4,086,301
2,475,000	Town Center, FL at Palm Coast Community Devel. District	6.000		05/01/2036	2,354,690
4,950,000	Treeline, FL Preservation Community Devel. District[2]	6.800		05/01/2039	1,980,346
635,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.250		05/01/2037	607,416
8,000,000	Verandah East, FL Community Devel. District	5.400		05/01/2037	8,011,920
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.550		05/01/2039	695,763
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.125		05/01/2013	1,291,515
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.500		05/01/2037	985,603
3,190,000	Waterlefe, FL Community Devel. District Golf Course[3]	8.125		10/01/2025	222,534
136,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	136,233
5,950,000	Waters Edge, FL Community Devel. District[5]	0.000	[1]	05/01/2039	4,980,447
14,800,000	Waterstone, FL Community Devel. District[3]	5.500		05/01/2018	5,870,864
19,100,000	West Villages, FL Improvement District	5.500		05/01/2038	18,881,305
1,215,000	West Villages, FL Improvement District[3]	5.350		05/01/2015	728,915
18,550,000	West Villages, FL Improvement District[3]	5.800		05/01/2036	11,128,702
14,925,000	Westridge, FL Community Devel. District[3]	5.800		05/01/2037	8,206,661
16,790,000	Westside, FL Community Devel. District[3]	7.200		05/01/2038	8,478,950
11,210,000	Westside, FL Community Devel. District[2]	5.650		05/01/2037	5,609,036

9 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$7,420,000	Wyld Palms, FL Community Devel. District[3]	5.400%		05/01/2015	$1,854,406
4,340,000	Wyld Palms, FL Community Devel. District[3]	5.500		05/01/2038	1,084,653
2,665,000	Zephyr Ridge, FL Community Devel. District[3]	5.625		05/01/2037	1,050,570
3,830,000	Zephyr Ridge, FL Community Devel. District[3]	5.250		05/01/2013	1,507,718
					526,731,131

Georgia—1.4%
725,000	Atlanta, GA Tax Allocation (Beltline)	7.500		01/01/2031	838,122
4,000,000	Atlanta, GA Tax Allocation (Beltline)[5]	7.500		01/01/2031	4,624,120
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3]	6.250		11/01/2043	5,311,225
1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3]	6.000		11/01/2032	689,834
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3]	5.750		11/01/2025	717,328
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[6]	5.000		06/15/2029	34,927,697
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[6]	5.250		06/15/2037	14,965,550
2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.252	[4]	06/01/2024	1,366,515
3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.751	[4]	06/01/2034	1,156,950
9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)	0.000	[1]	06/01/2049	4,977,063
2,000,000	Marietta, GA Devel. Authority (University Facilities)	7.000		06/15/2039	2,090,460
					71,664,864

Hawaii—0.1%
405,000	HI Dept. of Transportation (Continental Airlines)	5.625		11/15/2027	404,972
275,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.375		07/01/2032	275,572
2,290,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.300		07/01/2022	2,296,297
					2,976,841

Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.350		01/01/2025	5,008
1,500,000	Nampa, ID Local Improvement District No. 148	6.625		09/01/2030	1,557,360
					1,562,368

Illinois—6.7%
600,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625		01/01/2018	599,046
30,685,000	Caseyville, IL Tax (Forest Lakes)[2]	7.000		12/30/2022	1,425,318
1,100,000	Chicago, IL Board of Education	5.000		12/01/2042	954,899
32,500,000	Chicago, IL GO	5.250		01/01/2033	32,702,475
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)	6.125		02/20/2042	35,054
10,032,000	Cortland, IL Special Tax (Sheaffer System)[2]	5.500		03/01/2017	2,005,397
1,120,000	Country Club Hills, IL GO	5.000		12/01/2030	1,136,005
1,175,000	Country Club Hills, IL GO	5.000		12/01/2031	1,192,484
2,425,000	Country Club Hills, IL GO	5.000		12/01/2032	2,457,713
1,060,000	Country Club Hills, IL GO	5.000		12/01/2029	1,076,833
915,000	Country Club Hills, IL GO	5.000		12/01/2026	932,284
965,000	Country Club Hills, IL GO	5.000		12/01/2027	981,482
1,010,000	Country Club Hills, IL GO	5.000		12/01/2028	1,026,645
644,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000		10/01/2042	631,326
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625		03/01/2036	1,002,390

10 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$1,585,000	Franklin Park, IL GO	6.250%	07/01/2030	$1,910,321
2,380,519	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	2,026,036
1,800,000	Harvey, IL GO	5.625	12/01/2032	1,352,178
6,165,000	Harvey, IL GO	5.500	12/01/2027	4,686,880
10,575,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)	6.500	12/01/2037	10,847,941
685,000	IL Finance Authority (Advocate Health Care)	5.375	04/01/2044	745,390
11,000,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	11,969,760
41,175,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	44,804,951
20,000,000	IL Finance Authority (Advocate Health Care)[6]	5.500	04/01/2044	21,906,200
3,195,000	IL Finance Authority (Bethel Terrace Apartments)	5.375	09/01/2035	3,196,182
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)	4.625	07/01/2027	122,831
13,000,000	IL Finance Authority (CDHS/CDHA Obligated Group)	5.750	11/01/2039	15,023,580
5,000,000	IL Finance Authority (Central Dupage Health System/Central Dupage Hospital Assoc.)[6]	5.375	11/01/2039	5,679,050
12,500,000	IL Finance Authority (Central Dupage Health)[6]	5.500	11/01/2039	14,304,500
5,625,000	IL Finance Authority (DeKalb Supportive Living)	6.100	12/01/2041	5,674,950
2,030,000	IL Finance Authority (Friendship Village Schaumburg)	5.625	02/15/2037	2,029,838
1,000,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	1,088,870
850,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	860,038
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,511,430
11,155,000	IL Finance Authority (Provena Health)	7.750	08/15/2034	13,476,244
1,310,000	IL Finance Authority (Rogers Park Montessori School)	6.125	02/01/2045	1,345,239
575,000	IL Finance Authority (Rogers Park Montessori School)	6.000	02/01/2034	596,511
1,090,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)	7.250	11/01/2030	1,292,740
11,970,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	12,269,011
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	6,607,986
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,718,085
2,850,000	IL Finance Authority (Uno Charter School Network)	7.125	10/01/2041	3,117,700
4,300,000	IL Finance Authority (Villa St. Benedict)	6.125	11/15/2035	4,344,806
4,400,000	IL Finance Authority (Villa St. Benedict)	6.375	11/15/2043	4,445,628
7,140,000	Lake County, IL Special Service Area No. 8[3]	7.125	03/01/2037	3,555,791
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[2]	7.125	01/01/2036	6,517,530
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	6.125	03/01/2040	720,120
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	5.750	03/01/2022	531,088
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[3]	5.750	03/01/2022	347,510
3,500,000	Plano, IL Special Service Area No. 5[3]	6.000	03/01/2036	2,073,365
4,520,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)	6.000	12/01/2041	4,542,419
5,715,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	4,501,363
162	Robbins, IL Res Rec (Robbins Res Rec Partners)	7.250	10/15/2024	172
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,547,900
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,368,030

11 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Illinois (Continued)
$12,190,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000%		10/01/2022	$10,264,346
4,590,000	Southwestern IL Devel. Authority (Village of Sauget)[5]	5.625		11/01/2026	4,250,891
13,165,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250		12/01/2019	13,432,644
12,795,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500		12/01/2032	13,188,830
7,890,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)	6.100		12/01/2041	7,960,063
3,025,000	Vernon Hills, IL Tax Increment (Town Center)	6.250		12/30/2026	3,115,599
2,990,000	Volo Village, IL Special Service Area (Lancaster Falls)	5.750		03/01/2036	3,067,232
5,276,000	Volo Village, IL Special Service Area (Remington Pointe)	6.450		03/01/2034	5,277,425
1,900,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)	7.000		12/01/2042	1,981,985
6,220,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)	5.875		03/01/2036	6,314,606
					342,673,136

Indiana—1.0%
1,140,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)	9.000		12/01/2045	780,683
955,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)	8.000		12/01/2045	652,456
4,300,000	Carmel, IN Redevel. District COP	6.500		07/15/2035	4,691,472
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375		08/01/2029	5,817,655
1,000,000	Hammond, IN Local Public Improvement District	6.750		08/15/2035	1,002,780
600,000	Hammond, IN Local Public Improvement District	6.500		08/15/2030	601,602
2,850,000	IN Finance Authority (BHI Senior Living)	5.750		11/15/2041	3,087,462
1,675,000	IN Finance Authority (BHI Senior Living)	5.500		11/15/2031	1,810,960
11,505,000	IN Finance Authority (Marian University)	6.375		09/15/2041	12,622,596
925,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000		07/01/2039	933,158
7,830,236	North Manchester, IN Economic Devel. (Peabody Retirement Community)[2]	1.000		12/01/2045	153,316
9,119,085	North Manchester, IN Economic Devel. (Peabody Retirement Community)	6.050	[7]	12/01/2045	6,963,060
6,145,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500		07/01/2022	6,722,016
4,380,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250		01/01/2024	3,917,603
					49,756,819

Iowa—0.9%
940,000	IA Finance Authority (Amity Fellowserve)	6.375		10/01/2026	946,712
2,190,000	IA Finance Authority (Amity Fellowserve)	6.500		10/01/2036	2,202,352
660,000	IA Finance Authority (Amity Fellowserve)	6.000		10/01/2028	659,947
70,000	IA Finance Authority (Amity Fellowserve)	5.900		10/01/2016	70,496
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[3]	5.900		12/01/2028	318,988
970,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)	5.375		06/01/2025	895,281
360,990,000	IA Tobacco Settlement Authority	7.125	[4]	06/01/2046	9,129,437
25,230,000	IA Tobacco Settlement Authority	5.500		06/01/2042	23,915,012
10,000,000	IA Tobacco Settlement Authority (TASC)	5.625		06/01/2046	9,678,000
					47,816,225

Kansas—0.0%
640,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)	7.950		10/15/2035	640,717

12 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Kansas (Continued)
$15,000	Olathe, KS Senior Living Facility (Catholic Care Campus)	6.000%		11/15/2038	$15,115
3,701,106	Olathe, KS Tax Increment (Gateway)[2]	5.000		03/01/2026	1,480,183
					2,136,015

Kentucky—0.4%
2,075,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750		03/01/2029	2,078,569
14,000,000	KY EDFA (Baptist Healthcare System)[6]	5.375		08/15/2024	15,314,040
1,000,000	KY EDFA (Masonic Home Independent Living II)	7.375		05/15/2046	1,130,920
1,250,000	KY EDFA (Masonic Home Independent Living II)	7.250		05/15/2041	1,408,437
					19,931,966

Louisiana—0.6%
12,270,000	East Baton Rouge Parish, LA Sewer	5.000		02/01/2039	13,827,063
1,200,000	Juban Park, LA Community Devel. District Special Assessment[3]	5.150		10/01/2014	241,236
11,415,000	LA HFA (La Chateau)	7.250		09/01/2039	12,403,996
5,350,000	LA Public Facilities Authority (Progressive Healthcare)[2]	6.375		10/01/2028	1,872,447
555,000	LA Public Facilities Authority (Progressive Healthcare)[3]	6.375		10/01/2020	194,244
					28,538,986

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)	6.750		07/01/2041	2,267,720
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625		07/01/2020	4,819,680
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875		10/01/2026	12,315,286
					19,402,686

Maryland—0.0%
6,861,636	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[2]	5.250	[4]	01/01/2037	691,035

Massachusetts—1.3%
6,905,000	MA Devel. Finance Agency (Lasell College)	6.000		07/01/2041	7,751,415
2,057,748	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2039	1,976,241
321,825	MA Devel. Finance Agency (Linden Ponds)	5.500		11/15/2046	276,071
6,062,305	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2046	5,798,777
1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.965	[4]	11/15/2056	9,284
685,000	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2018	683,294
318,761	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	6.000		02/15/2043	15,798
210,443	MA Devel. Finance Agency (Northern Berkshire Healthcare)[2]	3.184	[4]	02/15/2043	10,430
365,340	MA Devel. Finance Agency (Northern Berkshire Healthcare)[2]	0.000	[1]	02/15/2043	18,106
1,000,000	MA Devel. Finance Agency (VOA Concord)	5.200		11/01/2041	984,860
11,710,000	MA Educational Financing Authority, Series H	6.350		01/01/2030	12,341,754
9,980,000	MA HFA, Series A6	5.300		06/01/2049	10,125,875
8,015,000	MA HFA, Series C6	5.400		12/01/2049	8,103,464
17,790,000	MA HFA, Series C6	5.350		12/01/2042	18,410,871
220,000	MA Industrial Finance Agency (Cambridge Friends School)	5.800		09/01/2028	220,156
50,000	MA Port Authority (Delta Air Lines)	5.000		01/01/2027	50,101
					66,776,497

Michigan—2.9%
4,140,000	Charyl Stockwell Academy, MI Public School Academy	5.750		10/01/2045	3,925,258
2,740,000	Charyl Stockwell Academy, MI Public School Academy	5.500		10/01/2035	2,618,591

13 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Michigan (Continued)
$10,100,000	Detroit, MI City School District[6]	6.000%		05/01/2029	$12,325,131
906,750	Detroit, MI GO	5.000		04/01/2021	906,070
350,300	Detroit, MI GO	5.250		04/01/2020	350,496
54,250	Detroit, MI GO	5.250		04/01/2017	54,335
206,150	Detroit, MI GO	5.250		04/01/2022	201,481
250,000	Detroit, MI GO	5.250		11/01/2035	268,023
803,643	Detroit, MI GO	5.000		04/01/2020	803,627
155,000	Detroit, MI GO	5.250		04/01/2020	155,096
15,500	Detroit, MI GO	5.250		04/01/2023	15,396
342,550	Detroit, MI GO	5.250		04/01/2021	342,577
2,150,000	Detroit, MI Local Devel. Finance Authority	6.700		05/01/2021	2,151,032
1,355,000	Detroit, MI Local Devel. Finance Authority	6.850		05/01/2021	1,355,921
20,000	Detroit, MI Water Supply System	5.000		07/01/2034	20,067
200,000	Detroit, MI Water Supply System	5.000		07/01/2034	200,668
425,000	Macomb, MI Public Academy	6.750		05/01/2037	427,202
4,943,250	MI Finance Authority (City of Detroit)	5.000		04/01/2021	4,939,543
1,123,850	MI Finance Authority (City of Detroit)	5.250		04/01/2022	1,111,454
295,750	MI Finance Authority (City of Detroit)	5.250		04/01/2017	296,211
1,909,700	MI Finance Authority (City of Detroit)	5.250		04/01/2020	1,910,769
845,000	MI Finance Authority (City of Detroit)	5.250		04/01/2020	843,944
1,867,450	MI Finance Authority (City of Detroit)	5.250		04/01/2021	1,865,358
84,500	MI Finance Authority (City of Detroit)	5.250		04/01/2023	84,429
1,400,000	MI Finance Authority (Old Redford Public School Academy)	5.900		12/01/2030	1,409,436
840,000	MI Public Educational Facilities Authority (American Montessori)	6.500		12/01/2037	852,331
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)	6.000		12/01/2035	1,399,972
1,222,500	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875		08/31/2028	1,255,935
3,150,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500		01/01/2021	3,102,057
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[4]	06/01/2058	14,542,681
344,990,000	MI Tobacco Settlement Finance Authority	7.305	[4]	06/01/2052	4,519,369
1,625,000	Pontiac, MI City School District	4.500		05/01/2020	1,469,910
52,930,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[6]	5.000		12/01/2029	53,143,742
10,000,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[6]	5.000		12/01/2034	10,040,387
3,998,000	Wayne County, MI GO	2.193	[7]	12/01/2016	3,961,658
13,830,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[5]	6.000		12/01/2029	13,861,394
					146,731,551

Minnesota—0.5%
2,830,000	Eveleth, MN Multifamily (Manor House Woodland)[2]	5.700		10/01/2036	1,273,472
1,510,000	Eveleth, MN Multifamily (Manor House Woodland)[2]	5.500		10/01/2025	679,485
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850		12/01/2029	6,396,117
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500		04/01/2042	5,145,464
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400		04/01/2028	727,095
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.375		08/01/2021	843,089
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625		02/01/2031	800,333
1,570,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000		09/15/2037	1,571,068

14 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$1,668,843	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)	5.630%	10/01/2033	$1,696,445
2,636,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	2,659,197
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)	5.750	09/01/2026	404,144
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)	6.000	09/01/2036	656,454
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	2,395,102
600,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	602,982
466,906	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[3]	8.000	12/01/2027	165,056
725,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000	02/01/2019	674,786
				26,690,289

Mississippi—0.2%
2,235,000	Meridian, MS Tax Increment (Meridian Crossroads)[5]	8.750	12/01/2024	2,478,190
3,885,000	MS Business Finance Corp. (Intrinergy Wiggins)[2]	8.000	01/01/2023	2,521,248
1,755,000	Ridgeland, MS Tax Increment (Colony Park)	5.375	10/01/2028	1,872,006
1,395,000	Ridgeland, MS Tax Increment (Colony Park)	5.250	10/01/2027	1,484,699
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[3]	7.500	10/01/2042	2,296,087
				10,652,230

Missouri—1.4%
400,000	Belton, MO Tax Increment (Belton Town Center)	5.625	03/01/2025	406,940
250,000	Belton, MO Tax Increment (Belton Town Center)	5.500	03/01/2020	254,233
4,900,000	Branson, MO Commerce Park Community Improvement District[2]	5.750	06/01/2026	1,224,461
2,485,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	2,509,403
13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	13,010,920
1,050,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,050,504
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,469,901
21,000,000	Branson, MO IDA (Branson Shoppe Redevel.)[5]	5.950	11/01/2029	21,234,570
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	451,110
3,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	2,082,425
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	950,203
1,240,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[5]	5.000	11/01/2023	1,240,521
1,219,000	Kansas City, MO IDA (West Paseo)	6.750	07/01/2036	1,220,670
1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	6.500	06/01/2025	1,409,086
1,200,000	Lees Summit, MO IDA (Kensington Farms)	5.500	03/01/2021	1,194,156
750,000	Lees Summit, MO IDA (Kensington Farms)	5.750	03/01/2029	730,943
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)	6.000	05/01/2042	2,868,628
2,310,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875	10/01/2029	2,357,678
3,825,000	MO Dardenne Town Square Transportation Devel. District[2]	5.000	05/01/2036	1,549,087
3,020,000	MO Dardenne Town Square Transportation Devel. District[2]	5.000	05/01/2026	1,422,752
220,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	213,466
400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	372,760
115,000	MO Grindstone Plaza Transportation Devel. District	5.550	10/01/2036	100,601
709,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	653,790

15 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[3]	8.000%		04/27/2033	$1,601,534
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	1,572,184
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	1,331,375
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[2]	6.000		08/21/2026	789,977
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[2]	6.300		04/01/2027	1,489,640
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[3]	5.500		01/20/2028	1,037,083
2,367,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	1,922,051
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	705,984
975,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.750		04/01/2027	297,287
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.700		04/01/2022	568,657
360,000	Suemandy, MO Mid-Rivers Community Improvement District	7.500		10/01/2029	375,228
					72,669,808

Montana—0.1%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[2]	6.250	[1]	09/01/2031	2,076,478
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)	6.125		05/15/2036	1,692,653
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)	6.000		05/15/2025	1,154,306
					4,923,437

Nebraska—0.6%
865,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)	6.625		12/01/2021	842,622
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[6]	5.750		11/01/2048	22,865,962
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)	5.600		09/15/2029	2,303,712
5,715,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)	8.750		10/01/2020	5,732,374
					31,744,670

Nevada—0.1%
770,000	Clark County, NV Improvement District	5.050		02/01/2031	743,489
1,000,000	Clark County, NV Improvement District	5.000		02/01/2026	981,840
400,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.500		08/01/2025	356,772
110,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.400		08/01/2020	105,822
1,590,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.150		08/01/2037	1,611,990
					3,799,913

New Hampshire—0.1%
1,420,000	NH Business Finance Authority (Huggins Hospital)	6.875		10/01/2039	1,515,708
4,620,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	4,314,341
515,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	464,839
					6,294,888

New Jersey—6.0%
3,583,000	Newark, NJ GO	5.000		07/15/2029	3,785,941
115,000	NJ EDA (Cadbury at Cherry Hill)	5.500		07/01/2018	113,480

16 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$140,000	NJ EDA (Continental Airlines)	4.875%		09/15/2019	$147,230
3,750,000	NJ EDA (Continental Airlines)	5.625		11/15/2030	4,177,312
11,000,000	NJ EDA (GMT Realty)	6.875		01/01/2037	11,015,950
565,000	NJ EDA (Leap Academy Charter School)	6.000		10/01/2034	573,142
500,000	NJ EDA (Leap Academy Charter School)	6.300		10/01/2049	506,400
750,000	NJ EDA (Leap Academy Charter School)	6.200		10/01/2044	759,683
1,000,000	NJ EDA (Paterson Charter School Science & Technology)	6.100		07/01/2044	989,210
8,020,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2027	8,030,987
85,700,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2041	69,694,668
152,620,000	NJ Tobacco Settlement Financing Corp.	4.750		06/01/2034	123,753,453
96,125,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2029	84,800,514
210,000	Weehawken Township, NJ GO	6.000		08/01/2022	243,665
210,000	Weehawken Township, NJ GO	6.000		08/01/2021	245,912
					308,837,547

New Mexico—0.2%
615,000	Boulders, NM Pubic Improvement District	5.750		10/01/2044	620,529
97,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)	8.500		12/01/2015	97,069
420,000	Mariposa East, NM Public Improvement District	5.900	[1]	09/01/2032	377,126
560,000	Mariposa East, NM Public Improvement District	5.900		09/01/2032	473,637
500,000	Mariposa East, NM Public Improvement District	12.495	[4]	09/01/2032	59,905
90,000	Mariposa East, NM Public Improvement District	5.900		09/01/2032	89,422
875,000	Montecito Estates, NM Public Improvement District	7.000		10/01/2037	895,457
129,000	NM Regional Hsg. Authority (Wildewood Apartments)	8.750		12/01/2020	129,061
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,881,919
4,410,000	Saltillo, NM Improvement District	7.625		10/01/2037	4,553,237
					9,177,362

New York—7.5%
14,980,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750	[7]	11/01/2046	16,164,768
15,015,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750	[7]	11/01/2046	16,211,245
10,000,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750	[7]	11/01/2046	10,790,900
1,010,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2045	967,853
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656	[4]	06/01/2055	144,432
1,500,000	Islip, NY IDA (Engel Burman at Sayville)	7.750	[7]	11/01/2045	1,623,075
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000		06/01/2030	1,122,580
3,560,000	Nassau County, NY IDA (Amsterdam at Harborside)	5.500		07/01/2020	3,558,256
2,937,408	Nassau County, NY IDA (Amsterdam at Harborside)[3]	2.000		01/01/2049	161,528
750,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2032	750,465
2,100,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2049	2,074,947
1,780,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2049	1,758,765
1,895,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	1,628,582
2,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	1,800,440
412,100,000	NY Counties Tobacco Trust V	7.151	[4]	06/01/2060	1,553,617
413,400,000	NY Counties Tobacco Trust V	7.848	[4]	06/01/2060	1,637,064
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[6,8]	5.125		01/15/2044	41,322,402
10,000,000	NY MTA, Series C-1	5.000		11/15/2034	11,489,000

17 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$900,000	NY MTA, Series D	5.250%		11/15/2029	$1,072,773
560,000	NY MTA, Series D	5.250		11/15/2028	670,874
485,000	NY MTA, Series D	5.250		11/15/2027	583,819
900,000	NY MTA, Series D	5.250		11/15/2030	1,069,902
900,000	NY MTA, Series D	5.250		11/15/2033	1,059,192
900,000	NY MTA, Series D	5.250		11/15/2032	1,064,889
900,000	NY MTA, Series D	5.250		11/15/2031	1,066,320
1,500,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	1,396,125
8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.937	[9]	4/1/2036	9,016,030
14,200,000	NYC IDA (American Airlines)	8.000		08/01/2028	15,000,738
40,000,000	NYC IDA (American Airlines)	7.750		08/01/2031	42,101,600
59,000,000	NYC IDA (American Airlines)	7.625		08/01/2025	62,204,880
19,550,000	NYC IDA (British Airways)	7.625		12/01/2032	19,817,248
6,740,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	5,614,892
5,505,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	4,483,492
8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	8,210,496
12,955,000	NYC Municipal Water Finance Authority[6]	5.750		06/15/2040	14,484,572
10,000,000	NYS DA (Sales Tax)	5.000		03/15/2035	11,721,400
19,800,000	NYS DA (St. Mary’s Hospital for Children)[5]	7.875		11/15/2041	21,373,506
5,000,000	NYS DA (State Personal Income Tax Authority)	5.250		03/15/2033	5,981,150
26,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750		11/15/2051	30,834,725
200,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	200,594
2,200,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2019	2,199,736
8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	7,671,353
2,000,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125		06/01/2045	1,958,740
2,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	2,600,026
					388,218,991

North Carolina—0.1%
1,500,000	NC Medical Care Commission (AHACHC)	5.800		10/01/2034	1,503,645
1,650,000	NC Medical Care Commission (Whitestone)	7.750		03/01/2031	1,892,880
					3,396,525

North Dakota—0.0%
25,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)	7.000		11/01/2015	24,999
2,410,000	Richland County, ND Hsg. (Birchwood Properties)	6.750		05/01/2029	2,376,477
					2,401,476

Ohio—9.2%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[6]	5.000		06/01/2038	10,921,698
77,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250	[1]	06/01/2037	70,519,195
113,205,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	97,851,006
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	16,466,535
2,295,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.504	[4]	06/01/2052	22,034,880

18 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$44,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500%	06/01/2047	$41,434,499
30,200,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	27,004,236
37,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	33,335,951
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000	06/01/2042	11,328,543
22,775,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750	06/01/2034	19,965,020
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)	7.000	07/01/2043	5,951,862
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000	11/01/2038	4,675,160
5,000	Cleveland, OH Airport (Continental Airlines)	5.700	12/01/2019	5,042
1,305,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.500	09/01/2050	1,288,935
645,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.375	09/01/2045	639,266
2,075,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.250	09/01/2040	2,049,311
310,000	Columbus-Franklin County, OH Finance Authority, Series A	6.000	05/15/2035	321,972
9,680,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)	7.500	01/01/2030	9,695,875
32,200,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	36,333,514
7,500,000	Grove City, OH Tax Increment Financing	5.375	12/01/2031	7,606,650
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)	6.250	12/01/2034	1,697,573
629,413	Hickory Chase, OH Community Authority Infrastructure Improvement[3,10]	7.000	12/01/2038	503,531
105,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750	08/15/2038	119,313
20,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750	08/15/2038	21,917
520,000	Lorain County, OH Port Authority (Alumalloy LLC)[5]	6.000	11/15/2025	516,121
10,000,000	Montgomery County, OH (Miami Valley Hospital)[6]	5.750	11/15/2023	11,795,900
18,700,000	OH Higher Education Facility Commission (Hiram College)	6.000	10/01/2041	18,625,761
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[2,1][1]	7.250	08/01/2034	8,323,200
2,235,822	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[2]	10.820	08/01/2034	871,971
1,605,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,164,171
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	1,772,450
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.750	12/01/2032	4,401,391
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	957,950
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,561,230
				473,761,629

Oklahoma—0.2%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)	5.750	11/01/2022	1,714,688

19 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Oklahoma (Continued)
$1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625%		10/01/2037	$1,456,260
4,780,000	Grady County, OK Criminal Justice Authority[5]	7.000		11/01/2041	4,763,557
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)	6.500		09/01/2026	100,255
					8,034,760

Oregon—0.0%
5,000	Lane County, OR Hsg. Authority & Community Services (Firewood)	6.600		11/01/2015	5,000
795,000	OR Facilities Authority (Concordia University)	6.125		09/01/2030	844,664
5,000	OR GO (Elderly & Disabled Hsg.)	5.300		08/01/2032	5,007
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)	6.000		05/15/2047	1,427,933
370,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000		01/01/2021	378,236
					2,660,840

Pennsylvania—0.9%
500,000	Luzerne County, PA IDA	7.750		12/15/2027	520,780
1,005,000	Luzerne County, PA IDA	7.500		12/15/2019	1,053,562
8,396,881	Northampton County, PA IDA (Northampton Generating) [12]	5.000		12/31/2023	7,642,467
24,937,498	PA EDFA (Bionol Clearfield)[3]	8.500		07/01/2015	1,056,353
11,500,000	PA Geisinger Authority Health System, Series A6	5.250		06/01/2039	12,619,525
4,000,000	PA HEFA (Shippensburg University)	6.250		10/01/2043	4,421,760
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	1,616,340
1,155,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500		06/15/2022	1,234,787
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500		06/15/2032	2,059,080
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2042	5,633,565
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2036	3,614,851
5,775,000	York, PA GO5	7.250		11/15/2041	6,507,328
					47,980,398

Rhode Island—0.6%
44,240,000	Central Falls, RI Detention Facility[3]	7.250		07/15/2035	11,018,414
7,500,000	RI Health & Educational Building Corp. (Public Schools Financing Program)	6.000		05/15/2029	8,189,850
9,715,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[6]	5.200		10/01/2047	9,790,601
28,225,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[4]	06/01/2052	1,195,047
					30,193,912

South Carolina—0.6%
6,648,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)[5]	7.750		11/01/2039	6,329,494
13,871,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[5]	6.200		11/01/2036	13,870,307
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.453	[4]	01/01/2020	4,799,000
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621	[4]	01/01/2024	4,333,980

20 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
South Carolina (Continued)
$200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300%[4]		01/01/2026	$91,564
					29,424,345

South Dakota—0.0%
1,425,000	Turner County, SD Tax Increment	5.000		12/15/2026	1,424,986

Tennessee—0.4%
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[3]	5.750	[7]	04/01/2042	3,511,284
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[2]	6.125		12/01/2016	32,024
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500		09/01/2047	9,180,450
6,475,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000		09/01/2044	7,079,765
					19,803,523

Texas—10.3%
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750		12/01/2028	220,345
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	6.300	[7]	07/01/2032	134,837
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	6.750		10/01/2038	656,650
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	5.400		05/01/2029	776,250
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	5.000		03/01/2041	2,375,612
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	7.700		03/01/2032	575,000
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	7.700		04/01/2033	1,501,900
15,870,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)	7.000		11/01/2039	16,888,060
400,000	Celina, TX Special Assessment	5.500		09/01/2032	390,956
1,100,000	Celina, TX Special Assessment	5.875		09/01/2040	1,070,498
700,000	Celina, TX Special Assessment	5.375		09/01/2028	686,602
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)	5.750		08/15/2041	836,587
1,250,000	Crane, TX Independent School District	5.000		02/15/2030	1,263,762
22,150,000	Donna, TX GO	6.250		02/15/2037	21,877,998
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.500		09/01/2036	1,553,850
2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.750		09/01/2043	2,058,440
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.125		09/01/2028	1,551,810
3,700,000	Galveston, TX Special Assessment	6.000		09/01/2038	3,629,811
2,400,000	Galveston, TX Special Assessment	5.625		09/01/2028	2,366,400
3,500,000	Galveston, TX Special Assessment	6.125		09/01/2044	3,427,760
10,000,000	Grand Parkway, TX Transportation Corp.[6]	5.000		04/01/2053	10,913,000
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[3]	7.000		12/01/2036	112
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000		04/01/2028	20,036
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)	7.000		08/15/2028	3,476,679
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)	5.750		11/01/2036	2,772,055
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)	6.875		02/15/2032	2,003,460
555,000	Houston, TX Airport System	5.000		07/01/2026	622,294
1,210,000	Houston, TX Airport System	5.000		07/01/2025	1,367,252
2,000,000	Houston, TX Airport System	5.000		07/01/2024	2,274,620

21 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (Continued)
$435,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500%		05/15/2031	$554,264
380,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500		05/15/2031	450,296
500,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2036	539,335
750,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2041	806,302
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.875		09/01/2044	594,180
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.750		09/01/2038	594,678
500,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.375		09/01/2028	496,760
1,770,000	Maverick County, TX GO COP	8.750		03/01/2034	1,408,354
5,995,000	Maverick County, TX GO COP	8.750		03/01/2034	4,770,102
400,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.500		09/15/2040	393,584
450,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.375		09/15/2035	443,489
490,000	Midlothian, TX Devel. Authority Tax Increment[5]	5.125		11/15/2026	493,773
1,300,000	New Hope, TX Educational Facilities Finance Corp. Retirement Facility (Wesleyan Homes)	5.500		01/01/2049	1,301,053
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875		04/01/2036	880,142
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000		04/01/2045	2,196,539
1,630,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2042	1,682,633
1,600,000	North Central TX HFC (Village Kaufman Apartments)	6.150	[7]	01/01/2043	1,678,352
38,000,000	North Central TX HFDC (Children’s Medical Center)[6]	5.750		08/15/2039	42,644,740
16,000,000	North TX Tollway Authority[6]	5.750		01/01/2048	17,470,880
5,920,000	North TX Tollway Authority[6]	5.750		01/01/2048	6,464,226
3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000		11/15/2049	3,556,830
2,100,000	Sabine Neches, TX HFC (Fox Run Apartments)	6.150		01/01/2043	2,202,837
1,567,720	Sabine Neches, TX HFC (Single Family Mtg.)	0.000	[7]	12/01/2039	1,592,882
4,100,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[3]	6.150		08/01/2022	235,750
1,800,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[2]	6.450	[7]	06/01/2021	103,500
10,000,000	San Jacinto, TX Community College District[6]	5.125		02/15/2038	10,864,000
26,820,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)	7.500		07/01/2038	28,329,430
4,890,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	4,155,962
7,935,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	5.750		11/15/2024	9,074,847
32,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	6.250		11/15/2029	37,770,686
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)	5.750		11/15/2037	3,884,333
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[6]	5.000		12/01/2033	14,947,875
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125		01/01/2046	30,734,690
2,495,000	Trinity, TX River Authority (TXU Energy Company)[3]	6.250		05/01/2028	143,463

22 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$19,900,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750%	10/01/2037	$21,060,568
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[3]	6.500	11/01/2029	13,441,754
10,000,000	TX GO	5.000	10/01/2026	12,339,900
117,760,000	TX Municipal Gas Acquisition & Supply Corp.[6]	6.250	12/15/2026	143,244,293
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250	09/01/2036	1,641,088
200,000	TX Student Hsg. Corp. (University of North Texas)	6.850	07/01/2031	195,384
635,000	TX Student Hsg. Corp. (University of North Texas)	6.750	07/01/2021	629,431
2,087,000	Vintage Township, TX Public Facilities Corp.	7.375	10/01/2038	2,166,181
6,375,000	Waxahachie, TX Special Assessment	6.000	08/15/2045	6,227,355
4,615,000	Wise County, TX (Parket County Junior College District)	7.750	08/15/2028	5,511,325
2,920,000	Wise County, TX (Parket County Junior College District)	7.500	08/15/2025	3,468,347
				530,679,029

Utah—0.6%
4,915,000	Hideout, UT Local District No. 1 Special Assessment	8.250	08/01/2034	4,933,284
1,950,000	Hideout, UT Local District No. 1 Special Assessment	7.750	08/01/2024	1,957,449
1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000	07/15/2032	1,801,328
815,000	UT Charter School Finance Authority (Endeavor Hall)	5.500	07/15/2022	852,555
3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250	07/15/2042	4,006,495
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)	8.250	07/15/2046	7,939,059
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.300	07/15/2032	813,630
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.550	07/15/2042	1,796,013
1,465,000	UT HFA (RHA Community Service of Utah)	6.875	07/01/2027	1,467,754
825,000	Utah County, UT Charter School (Renaissance Academy)	5.625	07/15/2037	827,912
4,300,000	West Valley City, UT Sewer (East Hollywood High School)	5.625	06/15/2037	4,181,836
				30,577,315

Vermont—0.0%
1,080,898	VT Educational & Health Buildings Financing Agency (Marlboro College)	2.779	04/01/2019	1,064,804

Virginia—0.9%
1,833,000	Celebrate, VA North CDA Special Assessment[2]	6.750	03/01/2034	1,183,806
5,100,000	Celebrate, VA South CDA Special Assessment[3]	6.250	03/01/2037	2,804,439
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.800	03/01/2036	801,404
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.450	03/01/2036	2,299,816
14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.125	03/01/2036	3,574,714
2,051,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2054	102,366
636,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2044	621,035
1,297,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2044	1,119,687

23 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Virginia (Continued)
$2,900,000	New Port, VA CDA[3]	5.600%		09/01/2036	$1,449,594
2,050,000	Norfolk, VA EDA, Series A	6.000		11/01/2036	1,905,352
18,986,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450		09/01/2037	19,993,397
253,700,000	VA Tobacco Settlement Authority	7.441	[4]	06/01/2047	4,876,114
6,000,000	VA Tobacco Settlement Financing Corp.	5.200	[1]	06/01/2046	4,700,700
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[3]	6.375		03/01/2019	24
					45,432,448

Washington—1.8%
750,000	Greater Wenatchee, WA Regional Events Center	5.000		09/01/2027	797,430
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600		03/01/2028	200,028
10,000	King County, WA Hsg. Authority (Kona Village)	6.700		01/01/2020	10,016
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)	6.200		10/01/2031	725,507
85,000	King County, WA Hsg. Authority (Southwood Square Apartments)	6.100		10/01/2021	85,841
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)	6.100		10/01/2031	50,029
1,915,000	Seattle, WA Hsg. Authority (Newholly Phase II)	7.000		01/01/2032	1,933,384
3,884,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	3,881,678
12,000,000	Tes Properties, WA6	5.625		12/01/2038	13,532,400
1,500,000	Tes Properties, WA6	5.500		12/01/2029	1,691,805
12,025,000	WA GO5	5.000		08/01/2034	14,022,834
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[6]	6.375		10/01/2036	20,421,648
17,410,000	WA Health Care Facilities Authority (Peacehealth)[6]	5.000		11/01/2028	19,134,809
1,000,000	WA Hsg. Finance Commission (Heron’s Key)	7.000		07/01/2045	1,032,460
1,700,000	WA Hsg. Finance Commission (Heron’s Key)	7.000		07/01/2050	1,730,804
10,860,000	WA Kalispel Tribe Indians Priority District	6.750		01/01/2038	11,048,204
					90,298,877

West Virginia—0.5%
4,500,000	Brooke County, WV (Bethany College)	6.750		10/01/2037	4,953,285
3,000,000	Brooke County, WV (Bethany College)	6.500		10/01/2031	3,283,140
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000		06/01/2035	13,570,057
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000		06/01/2035	1,679,221
3,045,000	WV Hospital Finance Authority (UTD Health System)	5.500		06/01/2039	3,338,842
					26,824,545

Wisconsin—0.6%
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)[2]	7.500		03/01/2018	1,662,613
3,000,000	WI H&EFA (AE Nursing Centers)	7.250		06/01/2038	3,190,650
750,000	WI H&EFA (Beloit College)	6.125		06/01/2035	828,233
2,015,000	WI H&EFA (Beloit College)	6.125		06/01/2039	2,213,054
6,335,000	WI H&EFA (Wellington Homes)	6.750		09/01/2037	6,590,617
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095	[4]	10/01/2042	20
6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	6,682,266
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210	[4]	10/01/2042	625,880
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)	7.000		07/01/2031	714,952

24 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Wisconsin (Continued)
$845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000%		07/15/2042	$912,549
1,325,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750		07/15/2032	1,426,243
1,910,000	WI Public Finance Authority Educational Facility (Ask Academy)	6.000		02/01/2045	1,831,194
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)	6.000		09/01/2045	5,959,835
					32,638,106

U.S. Possessions—13.2%
27,635,000	Northern Mariana Islands Commonwealth, Series B	5.000		10/01/2033	23,860,888
11,450,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2042	7,831,685
53,230,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	36,822,385
10,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2025	10,005
7,645,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	5,317,709
2,750,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	1,902,367
3,325,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	2,326,602
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500		07/01/2028	175,327
11,980,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	8,227,265
152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.355	[4]	05/15/2055	4,358,545
13,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	8,437,780
5,000	Puerto Rico Commonwealth GO	5.250		07/01/2024	5,068
9,265,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	5,933,028
2,625,000	Puerto Rico Commonwealth GO	6.000		07/01/2035	1,697,220
39,915,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	25,411,885
11,540,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	7,418,374
1,345,000	Puerto Rico Commonwealth GO	5.750		07/01/2037	1,345,430
3,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2038	1,921,170
14,695,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	9,570,266
1,500,000	Puerto Rico Commonwealth GO	5.000		07/01/2024	980,280
36,400,000	Puerto Rico Commonwealth GO	8.000		07/01/2035	26,626,600
4,545,000	Puerto Rico Commonwealth GO	5.000		07/01/2041	2,871,440
3,255,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	2,119,851
340,000	Puerto Rico Commonwealth GO	5.500		07/01/2027	220,602
62,660,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	39,737,719
2,145,000	Puerto Rico Commonwealth GO13	0.800		07/01/2019	2,072,885
1,920,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	1,243,046
2,250,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	1,440,832
19,550,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	12,761,653
5,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2033	3,157,900
285,000	Puerto Rico Commonwealth GO13	0.820		07/01/2020	270,345
2,165,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	1,370,250
40,000	Puerto Rico Commonwealth GO	5.500		07/01/2018	27,916
5,320,000	Puerto Rico Electric Power Authority, Series A11	7.000		07/01/2033	3,405,172
480,000	Puerto Rico Electric Power Authority, Series A11	7.000		07/01/2040	307,277
160,000	Puerto Rico Electric Power Authority, Series A	7.250		07/01/2030	102,592
20,375,000	Puerto Rico Electric Power Authority, Series A11	6.750		07/01/2036	13,043,056
7,750,000	Puerto Rico Electric Power Authority, Series A11	7.000		07/01/2043	4,961,318
7,070,000	Puerto Rico Electric Power Authority, Series A11	5.000		07/01/2042	4,528,971
10,035,000	Puerto Rico Electric Power Authority, Series A11	5.050		07/01/2042	6,428,321
3,100,000	Puerto Rico Electric Power Authority, Series A11	5.000		07/01/2029	1,992,153
500,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250		07/01/2025	323,670
4,570,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250		07/01/2026	2,952,951
10,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250		07/01/2023	6,486
40,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2021	25,938

25 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$40,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250%		07/01/2022	$25,940
95,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250		07/01/2030	60,932
445,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250		07/01/2029	285,948
150,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250		07/01/2028	96,569
35,000	Puerto Rico Electric Power Authority, Series CCC	5.000		07/01/2024	22,703
310,000	Puerto Rico Electric Power Authority, Series CCC[11]	5.000		07/01/2022	201,044
2,570,000	Puerto Rico Electric Power Authority, Series CCC[11]	5.250		07/01/2027	1,657,547
385,000	Puerto Rico Electric Power Authority, Series CCC[11]	5.250		07/01/2028	247,859
20,000	Puerto Rico Electric Power Authority, Series CCC[11]	5.000		07/01/2025	12,947
540,000	Puerto Rico Electric Power Authority, Series CCC[11]	5.000		07/01/2028	347,663
285,000	Puerto Rico Electric Power Authority, Series CCC	5.000		07/01/2027	183,834
185,000	Puerto Rico Electric Power Authority, Series DDD[11]	5.000		07/01/2022	119,978
15,000	Puerto Rico Electric Power Authority, Series NN	5.500		07/01/2020	9,726
170,000	Puerto Rico Electric Power Authority, Series TT11	5.000		07/01/2017	110,401
895,000	Puerto Rico Electric Power Authority, Series TT11	5.000		07/01/2026	578,349
6,100,000	Puerto Rico Electric Power Authority, Series TT11	5.000		07/01/2037	3,906,745
20,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2018	12,988
375,000	Puerto Rico Electric Power Authority, Series TT11	5.000		07/01/2025	242,760
15,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2024	9,730
1,990,000	Puerto Rico Electric Power Authority, Series TT11	5.000		07/01/2027	1,283,610
7,355,000	Puerto Rico Electric Power Authority, Series TT11	5.000		07/01/2032	4,709,186
55,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2021	35,666
5,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2020	3,242
280,000	Puerto Rico Electric Power Authority, Series TT11	5.000		07/01/2023	181,600
210,000	Puerto Rico Electric Power Authority, Series TT11	5.000		07/01/2022	136,191
390,000	Puerto Rico Electric Power Authority, Series UU11	0.866	[7]	07/01/2017	251,648
390,000	Puerto Rico Electric Power Authority, Series WW11	5.375		07/01/2024	252,970
85,000	Puerto Rico Electric Power Authority, Series WW11	5.375		07/01/2022	55,122
60,000	Puerto Rico Electric Power Authority, Series WW11	5.500		07/01/2021	38,907
415,000	Puerto Rico Electric Power Authority, Series WW11	5.250		07/01/2033	265,712
185,000	Puerto Rico Electric Power Authority, Series WW11	5.250		07/01/2025	119,758
605,000	Puerto Rico Electric Power Authority, Series WW11	5.500		07/01/2038	387,466
685,000	Puerto Rico Electric Power Authority, Series WW11	5.000		07/01/2028	441,017
645,000	Puerto Rico Electric Power Authority, Series XX11	5.250		07/01/2027	415,999
18,575,000	Puerto Rico Electric Power Authority, Series XX11	5.750		07/01/2036	11,894,316
2,660,000	Puerto Rico Electric Power Authority, Series XX11	5.250		07/01/2035	1,703,464
10,000	Puerto Rico Electric Power Authority, Series XX	5.250		07/01/2026	6,462
38,430,000	Puerto Rico Electric Power Authority, Series XX11	5.250		07/01/2040	24,614,031
380,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250		07/01/2024	246,487
50,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250		07/01/2022	32,425
95,000	Puerto Rico Electric Power Authority, Series ZZ	5.000		07/01/2021	61,605
215,000	Puerto Rico Electric Power Authority, Series ZZ	5.000		07/01/2024	139,460
310,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250		07/01/2026	200,310
275,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250		07/01/2025	178,019

26 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$140,000	Puerto Rico Electric Power Authority, Series ZZ11	5.000%		07/01/2018	$90,913
820,000	Puerto Rico Electric Power Authority, Series ZZ11	5.000		07/01/2017	532,524
190,000	Puerto Rico Electric Power Authority, Series ZZ	4.625		07/01/2025	123,004
515,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250		07/01/2018	334,436
850,000	Puerto Rico Electric Power Authority, Series ZZ11	5.000		07/01/2022	551,251
25,000	Puerto Rico Electric Power Authority, Series ZZ	5.250		07/01/2021	16,212
10,000	Puerto Rico Electric Power Authority, Series ZZ	5.000		07/01/2026	6,462
350,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2021	215,547
2,175,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2028	765,078
6,940,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2019	4,458,742
6,415,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	4,229,025
25,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2023	26,082
45,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2027	44,742
9,000,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2022	7,166,520
150,000	Puerto Rico Highway & Transportation Authority[13]	1.290		07/01/2027	103,311
45,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2019	38,299
215,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2023	160,661
605,000	Puerto Rico Highway & Transportation Authority, Series H	5.450		07/01/2035	212,161
4,715,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	1,652,890
260,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	149,726
3,000,000	Puerto Rico Infrastructure	5.000		07/01/2037	777,120
5,000,000	Puerto Rico Infrastructure	5.000		07/01/2031	1,296,350
3,000,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,505,010
15,000,000	Puerto Rico Infrastructure Financing Authority	6.140	[4]	07/01/2034	3,315,900
500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	474,450
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.000		07/01/2033	4,077,581
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2020	240,576
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2021	78,187
25,000	Puerto Rico Municipal Finance Agency, Series B	5.250		07/01/2019	25,783
76,125,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	42,358,995
8,825,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	5,152,653
7,000,000	Puerto Rico Public Buildings Authority	5.875		07/01/2039	4,069,520
13,840,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	7,907,899
2,380,000	Puerto Rico Public Buildings Authority	5.000		07/01/2036	1,330,206
100,000	Puerto Rico Public Buildings Authority	5.250		07/01/2023	60,853
260,000	Puerto Rico Public Buildings Authority	5.500		07/01/2023	160,118
410,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	279,616
12,000,000	Puerto Rico Public Buildings Authority	6.125		07/01/2023	7,587,960
1,640,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	932,848
150,000	Puerto Rico Public Buildings Authority	5.000		07/01/2037	83,643
5,100,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	3,158,940
3,870,000	Puerto Rico Public Buildings Authority	5.000		07/01/2032	2,191,581
12,845,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	8,222,855
4,980,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	3,119,223
200,000	Puerto Rico Public Buildings Authority	5.500		07/01/2037	114,026
1,515,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	854,278
39,020,000	Puerto Rico Public Finance Corp., Series B2	5.500		08/01/2031	6,828,500
9,500,000	Puerto Rico Sales Tax Financing Corp.	0.000		08/01/2026	3,909,250
17,895,000	Puerto Rico Sales Tax Financing Corp.	5.250		08/01/2057	11,127,648
42,745,000	Puerto Rico Sales Tax Financing Corp., Series A	0.000	[1]	08/01/2033	14,504,661
37,060,000	Puerto Rico Sales Tax Financing Corp., Series A	8.694	[4]	08/01/2035	3,810,509
42,035,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	18,988,050
15,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	7,015,074
2,250,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125		08/01/2029	1,057,500
31,660,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	14,381,238

27 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$2,945,000	Puerto Rico Sales Tax Financing Corp., Series A	4.000%		08/01/2016	$2,371,638
2,040,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2028	938,114
12,305,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	5,589,054
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	797,331
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	1,391,760
43,845,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	20,106,879
11,455,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250		08/01/2027	5,217,409
700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2023	346,864
53,275,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	24,801,111
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[4]	08/01/2034	902,949
30,860,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	13,941,931
135,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2046	83,781
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[1]	08/01/2032	2,139,950
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2036	451,710
300,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2035	134,019
57,560,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	26,528,253
52,010,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	23,497,598
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	2,303,150
5,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2038	2,331,030
5,000,000	University of Puerto Rico, Series P	5.000		06/01/2030	2,197,900
					679,289,177
Total Municipal Bonds and Notes (Cost $6,813,992,080)					5,588,277,746

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[14]				390,400
4,927	General Motors Co.[14]				172,002
15,021	Motors Liquidation Co. GUC Trust[14]				243,340
Total Common Stocks (Cost $54,137)					805,742

Units		Strike Price		Expiration
Rights, Warrants and Certificates—0.0%
4,479	General Motors Co. Wts.[14,15]	$17.010		07/10/2019	76,501
4,479	General Motors Co. Wts.[14,15]	25.000		07/10/2016	112,871
Total Rights, Warrants and Certificates (Cost $—)					189,372

Corporate Loans—0.4%
6,000,000	Aspen Power Senior Secured Bridge Promissory Note[14]	9.000	[7]	11/16/2015	6,000,000
2,750,000	Aspen Power Senior Secured Bridge Promissory Note[14]	9.000	[7]	11/16/2015	2,750,000
7,000,000	Aspen Power Senior Secured Bridge Promissory Note[14]	9.000	[7]	11/16/2015	7,000,000
3,500,000	Aspen Power Senior Secured Bridge Promissory Note[14]	9.000	[7]	11/16/2015	3,500,000
Total Corporate Loans (Cost $19,250,000)					19,250,000
Total Investments, at Value (Cost $6,833,296,217)—109.1%					5,608,522,860
Net Other Assets (Liabilities)—(9.1)					(469,065,807)
Net Assets—100.0%					$5,139,457,053

Footnotes to Statement of Investments

1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

2. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

28 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Footnotes to Statement of Investments (Continued)

4. Zero coupon bond reflects effective yield on the date of purchase.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Restricted security. The aggregate value of restricted securities at period end was $41,322,402, which represents 0.80% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation

NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10 - 3/4/11	$37,405,909	$41,322,402	$3,916,493

9. Represents the current interest rate for the inverse floating rate security. See Note 4 of the accompanying Notes.

10. Security received as the result of issuer reorganization.

11. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

12. Interest or dividend is paid-in-kind, when applicable.

13. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

14. Received as a result of a corporate action.

15. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH	Ascension Health
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Metro
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate of North Side Health Network
BHI	Baptist Homes of Indiana
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CCC	Continuing Care Center
CCHCS	Cook Children’s Health Care System
CCMCtr	Cook Children’s Medical Center
CCPN	Cook Children;s Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CMCD	Children’s Medical Center of Dallas
CMCtrF	Children’s Medical Center Foundation
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
ECHNS	Eastern Connecticut Health Network System
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
FCommH	Fayette Community Hospital
GO	General Obligation
GUC	General Unsecured Creditors
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority

29 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

Abbreviations (Continued)

HC	HASC Center
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
MA	Mercy Alliance
MMH	McKenna Memorial Hospital
MTA	Metropolitan Transportation Authority
NH	Northgate Housing
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PClinic	Piedmont Clinic
PHC	Piedmont Healthcare
PHHosp	Piedmont Henty Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHosp	Piedmont Hospital
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RGH	Rockville General Hospital
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Security
ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
VH	Village Housing
VOA	Volunteers of America
WICF	W.I. Cook Foundation

30 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   October 30, 2015* Unaudited

1. Organization

Oppenheimer Rochester High-Yield Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued

31 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

3. Securities Valuation (Continued)

at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

32 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

3. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$212,493,903	$—	$212,493,903
Alaska	—	14,598,147	—	14,598,147
Arizona	—	85,331,192	1,040,527	86,371,719
Arkansas	—	—	3,368,428	3,368,428
California	—	748,460,458	20	748,460,478
Colorado	—	143,205,035	5,227,308	148,432,343
Connecticut	—	19,523,412	—	19,523,412
Delaware	—	7,025,547	—	7,025,547
District of Columbia	—	101,717,819	—	101,717,819
Florida	—	524,314,945	2,416,186	526,731,131
Georgia	—	71,664,864	—	71,664,864
Hawaii	—	2,976,841	—	2,976,841
Idaho	—	1,562,368	—	1,562,368
Illinois	—	327,815,174	14,857,962	342,673,136
Indiana	—	49,756,819	—	49,756,819
Iowa	—	47,816,225	—	47,816,225
Kansas	—	2,136,015	—	2,136,015
Kentucky	—	19,931,966	—	19,931,966
Louisiana	—	28,538,986	—	28,538,986
Maine	—	19,402,686	—	19,402,686
Maryland	—	691,035	—	691,035
Massachusetts	—	66,747,961	28,536	66,776,497
Michigan	—	146,731,551	—	146,731,551
Minnesota	—	26,690,289	—	26,690,289
Mississippi	—	10,652,230	—	10,652,230
Missouri	—	72,669,808	—	72,669,808
Montana	—	4,923,437	—	4,923,437
Nebraska	—	31,744,670	—	31,744,670
Nevada	—	3,799,913	—	3,799,913
New Hampshire	—	6,294,888	—	6,294,888
New Jersey	—	308,837,547	—	308,837,547
New Mexico	—	9,177,362	—	9,177,362
New York	—	388,218,991	—	388,218,991
North Carolina	—	3,396,525	—	3,396,525
North Dakota	—	2,401,476	—	2,401,476
Ohio	—	473,258,098	503,531	473,761,629
Oklahoma	—	8,034,760	—	8,034,760
Oregon	—	2,660,840	—	2,660,840
Pennsylvania	—	47,980,398	—	47,980,398
Rhode Island	—	30,193,912	—	30,193,912
South Carolina	—	15,554,038	13,870,307	29,424,345
South Dakota	—	1,424,986	—	1,424,986
Tennessee	—	16,292,239	3,511,284	19,803,523
Texas	—	513,081,201	17,597,828	530,679,029
Utah	—	30,577,315	—	30,577,315

33 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Vermont	$—	$1,064,804	$—	$1,064,804
Virginia	—	38,756,490	6,675,958	45,432,448
Washington	—	90,298,877	—	90,298,877
West Virginia	—	26,824,545	—	26,824,545
Wisconsin	—	32,638,086	20	32,638,106
U.S. Possessions	—	679,289,177	—	679,289,177
Common Stocks	805,742	—	—	805,742
Rights, Warrants and Certificates	189,372	—	—	189,372
Corporate Loans	—	19,250,000	—	19,250,000

Total Assets	$995,114	$5,538,429,851	$69,097,895	$5,608,522,860

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Arizona	$778,478	$(778,478)
Colorado	419,239	(419,239)
Florida	6,784,808	(6,784,808)
Montana	4,429,943	(4,429,943)
Ohio	838,553	(838,553)
Pennsylvania	1,080,293	(1,080,293)
Corporate Loans	16,500,000	(16,500,000)

Total Assets	$30,831,314	$(30,831,314)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

34 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

4. Investments and Risks (Continued)

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have

35 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

4. Investments and Risks (Continued)

received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $420,815,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $1,098,710,400 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $658,965,000 in short-term floating rate securities issued and outstanding at that date.

    At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,490,000	Allen County, OH Hospital Facilities (Mercy Health) Tender Option Bond Series 2015 XF-0235 Trust	18.364%	6/1/38	$3,461,698
400,000	CA GO Tender Option Bond Series 2015-XF2148 Trust[3]	11.741	12/1/36	403,408
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	6.751	6/1/47	67,175,814
3,750,000	CA Health Facilities Financing Authority (SJHS/SJHCN Obligated Group) ROLs	21.353	7/1/39	5,838,600
5,550,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2027 Trust[3]	8.077	11/15/42	5,906,477
3,855,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2104 Trust[3]	18.201	7/1/39	6,002,081
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	8.052	5/15/40	5,821,100
2,615,000	Cerritos, CA Community College District DRIVERS	16.094	8/1/33	4,286,613
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) Tender Option Bond Series 2015 XF-0239 Trust	8.071	1/1/44	8,660,082
2,525,000	Detroit, MI City School District Tender Option Bond Series 2015 XF-0241 Trust[3]	16.822	5/1/29	4,750,131
4,675,000	Douglas County, NE Hospital Authority Tender Option Bond Series 2015-XF2132 Trust[3]	14.644	11/1/48	7,540,962

36 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 7,280,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024 Trust	15.443%	6/15/29	$9,993,329
3,465,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-2 Trust	16.192	6/15/37	4,700,550
680,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-3 Trust	16.376	6/15/29	949,368
2,875,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0040 Trust	16.340	6/1/39	3,994,525
5,000,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2015-XF2034 Trust[3]	8.080	4/1/53	5,913,000
11,750,000	Highlands County, FL Health Facilities Authority Tender Option Bond Series 2015-XF2145 Trust[3]	8.389	11/15/36	12,893,510
5,000,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023 Trust	17.206	4/1/44	6,906,200
4,345,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-2 Trust	16.768	4/1/44	5,876,743
2,750,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-3 Trust	16.773	4/1/44	3,719,760
2,500,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-4 Trust	16.773	4/1/44	3,381,600
2,200,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-5 Trust	16.773	4/1/44	2,975,808
1,250,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-6 Trust	16.773	4/1/44	1,690,800
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025 Trust	17.206	11/1/39	4,929,500
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025-2 Trust	16.773	11/1/39	1,929,050
3,500,000	KY EDFA (Baptist Healthcare System) Tender Option Bond Series 2015-XF2011 Trust[3]	15.970	8/15/24	4,814,040
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) Tender Option Bond Series 2015 XF-0041 Trust	16.683	5/15/30	10,919,328
1,250,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0039 Trust	15.474	7/1/34	1,797,800
3,750,000	MA HFA Tender Option Bond Series 2015-XF2130 Trust[3]	11.225	6/1/49	3,895,875
3,010,000	MA HFA Tender Option Bond Series 2015-XF2130-2 Trust[3]	11.462	12/1/49	3,098,464
8,895,000	MA HFA Tender Option Bond Series 2015-XF2150 Trust[3]	8.667	12/1/42	9,515,871
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117 Trust[3]	16.197	2/1/27	3,334,300
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-2 Trust[3]	15.330	2/1/27	3,256,700
12,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-3 Trust[3]	16.630	2/1/34	17,137,500
2,500,000	Montgomery County, OH (Miami Valley Hospital) Tender Option Bond Series 2015-XF0029 Trust	18.072	11/15/23	4,295,900
9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated Group) Tender Option Bond Series 2015-XF0034 Trust	18.205	8/15/39	14,144,740
4,000,000	North TX Tollway Authority Tender Option Bond Series 2015-XF2036 Trust[3]	18.201	1/1/48	5,470,880
1,480,000	North TX Tollway Authority Tender Option Bond Series 2015-XF2037 Trust[3]	18.201	1/1/48	2,024,226
18,695,000	NY Liberty Devel. Corp. Tender Option Bond Series 2015-XF2146 Trust[3]	8.275	1/15/44	22,637,402
3,240,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2151 Trust[3]	18.224	6/15/40	4,769,572
2,420,000	RI Hsg. & Mtg. Finance Corp. Tender Option Bond Series 2015-XF2120 Trust[3]	16.038	10/1/47	2,495,601
2,500,000	San Jacinto, TX Community College District Tender Option Bond Series 2015-XF2010 Trust[3]	16.033	2/15/38	3,364,000

37 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,985,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015-XF2057 Trust[3]	17.470%	11/15/29	$3,124,847
8,150,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015-XF2057-2 Trust[3]	19.215	11/15/29	13,320,686
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (CCMCtr/CCHCS/CCPN/WICF Obligated Group) Tender Option Bond Series 2015-XF0028 Trust	8.035	12/1/33	8,197,875
375,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038 Trust	17.206	12/1/29	566,805
3,000,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038-2 Trust	17.639	12/1/38	4,532,400
39,305,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	12.565	12/15/26	64,794,293
8,705,000	WA Health Care Facilities Authority (Peacehealth) Tender Option Bond Series 2015 XF-0042 Trust	7.746	11/1/28	10,429,809
4,520,000	WA Health Care Facilities Authority Tender Option Bond Series 2015-XF2035 Trust[3]	19.793	10/1/36	6,866,648
5,670,000	Wayne County, MI Airport Authority Tender Option Bond Series 2015-XF2118 Trust[3]	11.753	12/1/29	5,738,664
3,645,000	Wayne County, MI Airport Authority Tender Option Bond Series 2015-XF2118-2 Trust[3]	11.755	12/1/29	3,689,141
8,335,000	Wayne County, MI Airport Authority Tender Option Bond Series 2015-XF2118-3 Trust[3]	11.758	12/1/29	8,435,937
3,335,000	Wayne County, MI Airport Authority Tender Option Bond Series 2015-XF2118-4 Trust[3]	11.754	12/1/34	3,375,387

				$439,745,400

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $658,965,000 at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net

38 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

4. Investments and Risks (Continued)

asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$35,946,633
Sold securities	123,320,228

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$ 548,182,651
Market Value	$190,049,931
Market Value as % of Net Assets	3.70%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $103,084,619, representing 2.01% of the Fund’s net assets, were subject to these forbearance agreements.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

39 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS   Unaudited / Continued

5. Market Risk Factors (Continued)

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,134,582,895 [1]

Gross unrealized appreciation	$459,984,756
Gross unrealized depreciation	(1,711,057,727)

Net unrealized depreciation	$(1,251,072,971)

1. The Federal tax cost of securities does not include cost of $725,012,936, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities Note 4.

40 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date: 12/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date: 12/9/2015

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer
Date: 12/9/2015